Exhibit 99.3
Exception Grades
Run Date - 4/1/2022 4:13:21 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
217113076	[Redacted]		RCKT202230006	24873245			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator loan designation match loan file				Reviewer Comment (2022-02-28): Cleared - [redacted] tax return on extension.	02/28/2022			1	A		GA	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113076	[Redacted]		RCKT202230006	24873246			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Most current [redacted] and [redacted] schedule C was not provided in file.				Reviewer Comment (2022-02-28): Cleared - [redacted] tax return on extension. Buyer Comment (2022-02-25): [redacted]: The client did not file a [redacted] Schedule C and the [redacted] Tax Return is on extension. We included the loss from [redacted] since we do not have any documentation showing the business is dissolved, and to be conservative.	02/28/2022			1	A		GA	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113076	[Redacted]		RCKT202230006	24893678			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].	[redacted] personal extension in file. Per lender guidelines, this is acceptable for business tax return also. Exception cleared.				Reviewer Comment (2022-02-28): [redacted] personal extension in file. Per lender guidelines, this is acceptable for business tax return also. Exception cleared.	02/28/2022			1	A		GA	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113078	[Redacted]		RCKT202230011	24831950			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	A copy of the appraisal was given to borrower on[redacted] and loan closed on[redacted].				Reviewer Comment (2022-02-28): Received copy of Appraisal Delivery Waiver. Exception cleared. Buyer Comment (2022-02-25): [redacted]: see waiver	02/28/2022			1	A		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113078	[Redacted]		RCKT202230011	24831952			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects annual HOA fee of [redacted]however, the appraisal shows correct annual HOA fee of [redacted]				Reviewer Comment (2022-02-25): [redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2022-02-25): [redacted]: :See redisclosure package.		02/25/2022		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113079	[Redacted]		RCKT202230015	24863826			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	The closing statement for the sale of [redacted] reflects a closing and disbursement date of [redacted], which is after the [redacted] disbursement date of the subject. The final Closing Statement from the title company for the subject loan also reflects a disbursement date of [redacted]. Based on this, it appears we do not have the actual final Closing Disclosure for the subject purchase transaction as the funds from the sale could not have transferred to the borrower on [redacted] if the sale did not occur until [redacted].
Reviewer Comment (2022-03-01): Reasonable third party documents from estimated settlement statement were provided to satisfy QM exception.  Exception cleared.

Buyer Comment (2022-02-28): [redacted]: Attached is the estimated statement showing closing prior to close, however it didn't occur as planned and delayed this loan's disbursement.

Reviewer Comment (2022-02-28): Per the ability to repay rules under 1026.43, the creditor must verify the current or reasonably expected income a[redacted] asset at or before consummation.  Although a departure property does not have to settle the same day as the transaction, there should have been third party documentation such as a prelim CD or estimated settlement statement on property being sold to determine asset from [redacted]

Buyer Comment (2022-02-25): [redacted]: The loan actually closed early, however it also did not disburse until [redacted], however no adjustments were made to the Closing Disclosure.
																		03/01/2022			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113080	[Redacted]		RCKT202230019	24855923			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on appraisal fee on[redacted] was not found in the file, updated Cd post close disclosing the tolerance cure a copy of refund check proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided				Reviewer Comment (2022-02-28): [redacted] received COC dated [redacted]. Buyer Comment (2022-02-25): See attached response and CD and review to clear condition.	02/28/2022			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113081	[Redacted]		RCKT202230020	24835717			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The Title sub-escrow was not calculated in the finance charge.				Reviewer Comment (2022-03-04): [redacted] received PCCD within 60 days of consummation correcting fees. Buyer Comment (2022-03-03): Please see the attached for the corrected CD, LOE to client, [redacted] label and check copy	03/04/2022			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113083	[Redacted]		RCKT202230025	24838752			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Exception will clear once QM issues are corrected.				Reviewer Comment (2022-02-28): Received documentation of bona fide discount point information and exception cleared.	02/28/2022			1	A		MA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113083	[Redacted]		RCKT202230025	24838753			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.00473% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted]on a Federal Total Loan Amount of [redacted]vs. an allowable total of [redacted](an overage of [redacted]or .00473%).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2022-02-28): Received documentation of bona fide discount point information and exception cleared. Buyer Comment (2022-02-25): [redacted]: See the bona fide discount point information below. The client paid .5 points to lower their rate from 3.75 @ 2.75 to 3.25 @ 3.25 points, which results in those borrower paid bona fide points to be excludable.	02/28/2022			1	A		MA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113086	[Redacted]		RCKT202230028	24835219			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax verification not provided for REO [redacted]. Tax verification and Insurance verification not provided for REO [redacted].				Reviewer Comment (2022-02-25): Requested documentation provided. Exception cleared. Buyer Comment (2022-02-25): Please see attached mortgage statement for [redacted] confirming tax and insurance are escrowed. [redacted] is a vacant lot and as such has no HOI. Please see attached tax bill for the lot.	02/25/2022			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113089	[Redacted]		RCKT202230037	24832059			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Erroneous Exception: Per AUS, FNMA guides dictate WVOE is valid for 120 days.				Reviewer Comment (2022-02-24): Loan is SHQM(APOR).	02/24/2022			1	A		SC	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113091	[Redacted]		RCKT202230041	24870655			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing HO-6 insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2022-02-24): We are a client serviced based organization and firmly believe that disclosed non-homeowners insurance policies as homeowners insurance is confusing to the client on page 1. The client can view page 4 for a more detailed look at what is or is not included in escrows.			02/24/2022	2	B		FL	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113092	[Redacted]		RCKT202230043	24841831			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Will be resolved with sufficient 2 month pay history for[redacted].				Reviewer Comment (2022-02-28): Paystub within 120 days Buyer Comment (2022-02-25): [redacted]: See paystub dated within 120 days of closing as required.	02/28/2022			1	A		AL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113093	[Redacted]		RCKT202230047	24857674			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Points and Fees on subject loan of 3.41842% is in excess of the allowable maximum of 3.0%. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2022-02-28): Loan is SHQM (APOR). Buyer Comment (2022-02-25): [redacted]: See the bona fide discount point information below. The client paid .625 points to lower their rate from 3.875 @ 3.125 to 3.375 @ 3.75 points, which results in those borrower paid bona fide points to be excludable.	02/28/2022			1	A		MA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113093	[Redacted]		RCKT202230047	24857675			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.41842% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted]on a Federal Total Loan Amount of [redacted]vs. an allowable total of [redacted](an overage of [redacted]or .41842%).	Points and Fees on subject loan of 3.41842% is in excess of the allowable maximum of 3.0%. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2022-02-28): Undiscounted Interest Rate Price updated per [redacted] methodology which allows for exclusion of bona fide discount points bringing QM3% below threshold. Buyer Comment (2022-02-25): [redacted]: See the bona fide discount point information below. The client paid .625 points to lower their rate from 3.875 @ 3.125 to 3.375 @ 3.75 points, which results in those borrower paid bona fide points to be excludable.	02/28/2022			1	A		MA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113093	[Redacted]		RCKT202230047	24857686			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section of the CD.				Buyer Comment (2022-02-25): We are a client serviced based organization and firmly believe that disclosed non-homeowners insurance policies as homeowners insurance is confusing to the client on page 1. The client can view page 4 for a more detailed look at what is or is not included in escrows.			02/25/2022	2	B		MA	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113093	[Redacted]		RCKT202230047	24857833			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Appraisal Fee increased from [redacted]to [redacted]on [redacted]. A Valid changed circumstance was not in the file. A cure for [redacted]was missing.				Reviewer Comment (2022-02-25): Change of Circumstance provided for the appraisal Buyer Comment (2022-02-25): [redacted]: See the attached CIC showing a valid change on [redacted].	02/25/2022			1	A		MA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113097	[Redacted]		RCKT202230055	24831759			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The List of Homeownership Counseling Organizations provided on [redacted] reflected a List Update of [redacted] which is greater than 30 when provided to the borrower.				Buyer Comment (2022-02-25): Acknowledged as non-material			02/25/2022	2	B		MA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113097	[Redacted]		RCKT202230055	24856923			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The provided Verbal verification of employment with [redacted] indicated The Work Number was the source used to obtain the employer's telephone number, but this document was not in the file for review. The written verification of employment from The Work Number was conducted more than 10 business days before consumation.				Reviewer Comment (2022-02-28): Confirmed information provided and exception cleared. Buyer Comment (2022-02-25): Please re-review page 371/656 of the loan images, VOE for [redacted] with [redacted] was complete via phone with the HR director at [redacted], this phone number is printed on the paystub confirming it is tied to the business. The VOE was completed within 10 business days prior to closing.	02/28/2022			1	A		MA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113097	[Redacted]		RCKT202230055	24856932			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The provided Verbal verification of employment with [redacted] indicated The Work Number was the source used to obtain the employer's telephone number, but this document was not in the file for review. The written verification of employment from The Work Number was conducted more than 10 business days before consumation.				Reviewer Comment (2022-02-28): Confirmed information provided and exception cleared. Buyer Comment (2022-02-25): Please re-review page 371/656 of the loan images, VOE for [redacted] with [redacted] was complete via phone with the HR director at [redacted], this phone number is printed on the paystub confirming it is tied to the business. The VOE was completed within 10 business days prior to closing.	02/28/2022			1	A		MA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113098	[Redacted]		RCKT202230056	24858751			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Final CD reflects a total Appraisal Fee of [redacted]that exceeds the previously disclosed binding amount of [redacted] No Lender Credit / Cure or Changed Circumstance is found in the loan file to address this variance.				Reviewer Comment (2022-02-28): [redacted] received COC dated [redacted]. Buyer Comment (2022-02-25): Please see attached valid CIC for the increased appraisal fee.	02/28/2022			1	A		ID	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113098	[Redacted]		RCKT202230056	24872486			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The List of Homeownership Counseling Organizations that was provided to the borrower on [redacted] was generated on [redacted] - greater than 30 days old.				Buyer Comment (2022-02-25): Acknowledged as non-material			02/25/2022	2	B		ID	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113099	[Redacted]		RCKT202230057	24858285			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Initial application is dated [redacted]. Earliest Loan Estimate in file is dated [redacted] and indicates a copy of the appraisal will be provided to the borrower. The Disclosure summary indicates initial loan estimate was sent on [redacted], however the initial loan estimate dated [redacted] is missing from the loan file.				Reviewer Comment (2022-02-25): [redacted] received [redacted] LE Buyer Comment (2022-02-25): [redacted]: see attachment.	02/25/2022			1	A		MA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113099	[Redacted]		RCKT202230057	24858286			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS EXCEPTION: Clients guides allow for 120 day expiration on income and asset documents.				Reviewer Comment (2022-03-01): Loan is SHQM(APOR).	03/01/2022			1	A		MA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113099	[Redacted]		RCKT202230057	24858288			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.					Buyer Comment (2022-02-25): The list is up to date but the document is not dated correctly, this has been corrected for new originations.			02/25/2022	2	B		MA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113099	[Redacted]		RCKT202230057	24858289			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial application is dated [redacted]. Disclosure summary indicates initial loan estimate was sent on [redacted], however the initial loan estimate dated [redacted] is missing from the loan file.				Reviewer Comment (2022-02-25): [redacted] received [redacted] LE Buyer Comment (2022-02-25): [redacted]: see attachment.	02/25/2022			1	A		MA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113100	[Redacted]		RCKT202230058	24857610			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Dwelling Policy amount does not cover the loan amount and no replacement cost language or documentation is found in the file.				Reviewer Comment (2022-02-28): Received Replacement Cost Estimator. Exception cleared. Buyer Comment (2022-02-25): [redacted]: See RCE.	02/28/2022			1	A		UT	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113100	[Redacted]		RCKT202230058	24857925			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The List of Homeownership Counseling Organizations provided on [redacted] was generated on [redacted] - greater than 30 days old when provided.				Buyer Comment (2022-02-25): The list information is up to date ,but the date on the document is not. This has been corrected for future originations.			02/25/2022	2	B		UT	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113101	[Redacted]		RCKT202230061	24859516			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects annual Tax fee of [redacted]however, the appraisal shows correct annual Tax fee of [redacted]				Buyer Comment (2022-03-04): Acknowledged as Non-Material			03/04/2022	2	B		NY	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113101	[Redacted]		RCKT202230061	24873270			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The new mortgage statement with [redacted] or recent CD showing new payment amount of [redacted]was not found in the file.				Reviewer Comment (2022-02-28): Received Closing Disclosure from refinance of [redacted]. Exception cleared. Buyer Comment (2022-02-25): Please see the attached CD, client refinanced this property through [redacted] during the time of subject loan.	02/28/2022			1	A		NY	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113102	[Redacted]		RCKT202230062	24859165			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS -due to schedule k loss				Reviewer Comment (2022-02-28): Loan Designation is Safe Harbor QM (APOR). Exception cleared. Buyer Comment (2022-02-25): Please see the attached QM findings	02/28/2022			1	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113102	[Redacted]		RCKT202230062	24873564			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.					Buyer Comment (2022-02-25): Waived as a non material exception			02/25/2022	2	B		TX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113104	[Redacted]		RCKT202230064	24857929			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The List of Homeownership Counseling Organizations provided to the Borrower on [redacted] had a List date of [redacted]. greater than 30 days old.				Buyer Comment (2022-02-25): [redacted]: The list is updated however the date is not correct, this has been corrected for new originations.			02/25/2022	2	B		TN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113104	[Redacted]		RCKT202230064	24858937			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment (2022-03-04): [redacted] received COC dated [redacted] showing a valid reason for change as complexity of property. No additional cure is needed.

Buyer Comment (2022-03-03): [redacted] See attached cic for appraisal order that ended up being cancelled. The price increased, was accepted, and then the order was cancelled to find a new appraiser.

Reviewer Comment (2022-03-03): [redacted] agreed the valid COC received for the Appraisal fee increased  [redacted] from  [redacted] on [redacted] LE sequence #3. However, there is no valid COC in file for the fee increased [redacted]from 790 on [redacted] sequence #1 LE. Hence, we also required a valid COC with additional information on change that necessitated to increased the appraisal fee [redacted]from [redacted]on LE dated [redacted] sequence #1 to clear this exception. Exception remains.

Buyer Comment (2022-03-02): [redacted] The valid change in circumstance provided is for the most recent Loan Estimate on [redacted]showing the fee of  [redacted]. This is a valid CIC and valid reasoning for increasing the fee and charging it on the final loan disclosures, no cure is required as we advised the client of the increased fee within 3 days of the CIC occurring.

Reviewer Comment (2022-02-28): [redacted] received a valid appraisal ordered document lieu of COC dated [redacted] for corresponding LE dated [redacted] sequence #3 for the appraisal fee increased [redacted] from  [redacted] LE dated [redacted] Seq #2. However, fee also increased on LE dated [redacted] Sequence #1 in the amount of  [redacted] from  [redacted] [redacted] LE, file does not contain a valid COC for the fee increased. Please provide valid changed circumstance with additional information as to why the fee increased on LE dated [redacted] (#1) or cure is required.

Buyer Comment (2022-02-25): [redacted]; See appraisal cic dated [redacted]
																		03/04/2022			1	A		TN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113105	[Redacted]		RCKT202230065	24837821			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	List date is [redacted]				Buyer Comment (2022-02-25): Acknowledged as non-material			02/25/2022	2	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113109	[Redacted]		RCKT202230070	24838149			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	List of Homeownership Counseling Organizations provided on [redacted] and list updated on [redacted] was older than 30 days when provided to borrower.				Buyer Comment (2022-02-25): Acknowledged as non-material			02/25/2022	2	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113110	[Redacted]		RCKT202230071	24838663			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.				Buyer Comment (2022-02-24): The date on the document is wrong however the information is updated. This has been repaired for new originations.			02/24/2022	2	B		IL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113111	[Redacted]		RCKT202230073	24838872			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The List of Homeownership Counseling Organizations was provided to the borrower on [redacted], but the list was generated on [redacted] - greater than 30 days old at the time provided.				Buyer Comment (2022-03-01): Acknowledged as non-material			03/01/2022	2	B		TX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113112	[Redacted]		RCKT202230074	24859344			Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The earliest disclosure found was dated[redacted] which is not within the allowable time frame of the [redacted] application date.				Reviewer Comment (2022-03-03): Received multi purpose disclosure which confirms the earliest disclosure was disclosed on [redacted], hence exception is cleared. Buyer Comment (2022-03-02): Please see attached LDS confirming this was disclosed on [redacted].	03/03/2022			1	A		NC	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113112	[Redacted]		RCKT202230074	24859345			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The List Updated reflected [redacted]which was not within 30 days of the date of the disclosure on [redacted].				Buyer Comment (2022-03-02): Acknowledged EV2			03/02/2022	2	B		NC	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113112	[Redacted]		RCKT202230074	24859347			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-03): [redacted] valid COC and 1004d was available to clear the exception. Buyer Comment (2022-03-02): Please note that a 1004D was ordered on [redacted] due to the home being ready for the final inspection. Once the home was ready and the conditions which caused the original report to be "subject to" were addressed, we ordered the inspection and the fee was disclosed.	03/03/2022			1	A		NC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113113	[Redacted]		RCKT202230075	24885610			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2022-02-28): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			02/28/2022	2	B		NJ	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113114	[Redacted]		RCKT202230077	24858293			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Exhibit "A" (legal description) was not attached to the Security Instrument or provided in the file.				Reviewer Comment (2022-03-01): Legal description provided. Exception cleared. Buyer Comment (2022-02-28): Please see the attached legal description	03/01/2022			1	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113115	[Redacted]		RCKT202230078	24838923			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [redacted] contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Interim CD Issued on[redacted] did not disclose an APR on page 5. Final CD has issue dated of [redacted] with increase to APR, but was not received until [redacted]				Reviewer Comment (2022-02-28): [redacted] received lender attestation that [redacted] CD, unsigned by borrower and no documentation that was disclosed to borrower, was balance CD and never disclosed or presented to borrower. Buyer Comment (2022-02-28): [redacted]: CD [redacted] was not disclosed to the client, it includes signature lines that were unsigned. This CD was an internal CD that was created only for balancing with the title company, was not issued to client.	02/28/2022			1	A		FL	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113116	[Redacted]		RCKT202230081	24861113			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects annual HOA fee of [redacted]however, the appraisal shows correct annual HOA fee of [redacted].				Reviewer Comment (2022-03-01): [redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2022-03-01): Please see attached redisclosure package curing the issue.		03/01/2022		2	B		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113116	[Redacted]		RCKT202230081	24861114			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Appraisal fee listed on Final CD dated [redacted] in the amount of [redacted]exceeds appraisal fee indicated on LE dated [redacted] of [redacted]without sufficient change in circumstance.				Reviewer Comment (2022-03-01): [redacted] received valid changed circumstance. Buyer Comment (2022-03-01): Please see attached CIC for the increase to the appraisal fee.	03/01/2022			1	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113117	[Redacted]		RCKT202230082	24865176			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.					Reviewer Comment (2022-02-28): Signed Flood Notification provided. Buyer Comment (2022-02-28): [redacted]: see attachment.	02/28/2022			1	A		NC	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113117	[Redacted]		RCKT202230082	24895309			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance was incorrectly reflected in the "other" section versus "insurance" section in the Estimated Taxes, Insurance & Assessments section of page 1 of the final Closing Disclosure.				Buyer Comment (2022-02-28): We disclose any non-homeowners insurance product the client has as "other" so that the client can clearly understand page 1 of the CD. Page 4 of the CD is also available to answer any questions, however we stand by our practice of disclosing non-homeowners insurance products as "other".			02/28/2022	2	B		NC	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113119	[Redacted]		RCKT202230085	24865410			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.					Reviewer Comment (2022-02-25): [redacted] received a PCCD correcting total property costs and LOE. Buyer Comment (2022-02-25): Please see attached corrected package including the CD. Reviewer Comment (2022-02-25): [redacted] received 1003 application, LOE to borrower and proof of mailing. Did not receive the PCCD noted in rebuttal, appears 1003 was sent in error. Please send Corrected CD. Buyer Comment (2022-02-25): Please see the attached PCCD mailed to client.		02/25/2022		2	B		CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113122	[Redacted]		RCKT202230093	24859612			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Commitment provided reflects a Loan Policy amount of [redacted]- while the subject loan amount is [redacted].				Reviewer Comment (2022-03-03): The Title policy amount in the provided commitment is [redacted]which covers the loan amount of [redacted] , hence exception is cleared. Reviewer Comment (2022-03-03): Updated Title commitment is not attached in the loan file. Provide the document to clear the exception. Buyer Comment (2022-03-02): See attached updated title commitment and review to clear condition.	03/03/2022			1	A		IL	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113125	[Redacted]		RCKT202230098	24842138			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a new construction. Provide copy of the Notes or other documentation evidencing no payments were required on the following liens paid off at closing: [redacted] aka [redacted] [redacted]and [redacted] [redacted]Additional documentation may be required, such a satisfactory payment history if applicable.				Reviewer Comment (2022-03-03): Documentation received which confirms the no payments are to be made on the liens [redacted]. Hence exception is cleared. Buyer Comment (2022-03-02): [redacted] See attachments which answer a lot of these questions.	03/03/2022			1	A		UT	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113125	[Redacted]		RCKT202230098	24860914			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increase in Mortgage Broker fee fee on [redacted] was not found in the file. An updated post-close CD disclosing tolerance cure, a copy of refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the change made was not provided.				Reviewer Comment (2022-03-03): [redacted] received [redacted] VCC. Buyer Comment (2022-03-02): [redacted] See the below explanation showing reasons for pricing change.	03/03/2022			1	A		UT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113127	[Redacted]		RCKT202230101	24860257			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	-	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? was entered Yes but documentation of debt was not provided for review.				Reviewer Comment (2022-03-04): Per lender's attestation in the comments section, the new debt was with [redacted] per the pay history just provided. This debt was already on the credit report and utilized in qualifying. Buyer Comment (2022-03-03): Client correctly answered this question as the credit report shows a B5 account he co-signed for. Attached is the statement confirming payment history since the account was opened[redacted]	03/04/2022			1	A		TX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113128	[Redacted]		RCKT202230102	24864392			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-01): [redacted] received valid COC for increase in Appraisal fee. Buyer Comment (2022-02-28): Please see attached CIC for the increase to the appraisal fee.	03/01/2022			1	A		KY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113129	[Redacted]		RCKT202230103	24863266			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects annual HOA fee of [redacted]however, the appraisal shows correct annual HOA fee of [redacted].				Reviewer Comment (2022-03-09): [redacted] has received corrected PCCD reflecting updated figures for property cost. Buyer Comment (2022-03-08): [redacted] See provided redisclosure package.		03/09/2022		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113130	[Redacted]		RCKT202230104	24863721			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Appraisal indicates HOA is [redacted]annually. Approval and CD are using [redacted]per month or [redacted]annually. Corrected PCCD was not provided with correct value of property costs.				Reviewer Comment (2022-03-01): [redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2022-03-01): Please see attached redisclosure package curing the issue.		03/01/2022		2	B		FL	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113130	[Redacted]		RCKT202230104	24863722			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	.Borrower is escrowing HO-6 insurance (Walls In coverage) and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2022-03-01): This is correctly disclosed as designed as it's a more consumer friendly method. The walls in insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			03/01/2022	2	B		FL	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113132	[Redacted]		RCKT202230107	24867338			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Appraisal Fee Amount of [redacted]reflected on final CD dated [redacted] exceeds tolerance of [redacted]reflected on LE dated [redacted] without COC.				Reviewer Comment (2022-03-01): [redacted] upon further review received a valid COC dated [redacted] for Appraisal Fee increases. Buyer Comment (2022-02-28): [redacted]: See attachment showing cic from [redacted]	03/01/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113133	[Redacted]		RCKT202230109	24861425			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Paystub in file is illegible. Please provide as legible paystub or written VOE supporting monthly income of at least [redacted]				Reviewer Comment (2022-02-28): Legible paystub provided. Utilized YTD only in qualifying. Exception cleared. Buyer Comment (2022-02-28): [redacted]: See attachment.	02/28/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113134	[Redacted]		RCKT202230111	24860776			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD page 1 reflects Walls In Condo Insurance marked as "Other" in the Estimated Taxes, Insurance, & Assessments section.
Buyer Comment (2022-02-28): Waive as non-material

Reviewer Comment (2022-02-25): Insurance, of all types, should be disclosed in the insurance section on page one.  However, this exception has been down-graded to an EV2.  To cure the exception, a PCCD and LOE would be required that move the disclosure from other section to insurance section.

Buyer Comment (2022-02-25): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.
																				02/28/2022	2	B		GA	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113135	[Redacted]		RCKT202230113	24842693			Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan (High Cost Analysis Not In File)	Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis.	Not in file, for State required association				Reviewer Comment (2022-03-01): Documentation provided. Exception cleared. Buyer Comment (2022-02-28): Please see the attached worksheet	03/01/2022			1	A		RI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113137	[Redacted]		RCKT202230116	24863925			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-01): [redacted] has received valid COC for increase in appraisal fee. Buyer Comment (2022-02-28): Please see the attached screenshot from our Appraisal Fee tracking item, fee increased per Appraiser availability	03/01/2022			1	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113140	[Redacted]		RCKT202230122	24864946			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	W-2's in file do not support 2 year receipt of overtime and bonus income used to qualify borrower 1.
Reviewer Comment (2022-03-04): To consider bonus and overtime income, minimum 12 month history is required on the Jumbo Smart product and is documented using the  [redacted] [redacted] paystubs. Exception is cleared.

Buyer Comment (2022-03-03): Please see attached..

Reviewer Comment (2022-03-02): Require WVOE-includes variable incomes bonus and over time to fulfill 2 years history as per guidelines and AUS to clear this exception. Hence, Exception remains.

Buyer Comment (2022-03-01): A minimum 12 month history is required to use bonus and overtime on the JumboSmart product. The 12 month history is documented using the  [redacted] [redacted] paystub.
																		03/04/2022			1	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113140	[Redacted]		RCKT202230122	24881005			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increase in Loan Discount Points fee on [redacted] was not found in the file. An updated post-close CD disclosing tolerance cure, a copy of refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changed made was not provided.
Reviewer Comment (2022-03-03): [redacted] received COC dated [redacted] showing rate lock. No additional cure is needed.

Reviewer Comment (2022-03-02): [redacted]  Received a Re-disclosure history showing Rate lock as on [redacted] at  [redacted] and we have corresponding LEs at  [redacted] to match the information. However the LE dated [redacted] issued at  [redacted] which is the previous LE where the loan was not locked, also shows the Loan discount point added for which we do not have a valid COC. Please provide a valid COC for the LE dated [redacted] issued at  [redacted] which shows that the loan was not locked yet, still showing Loan discount point added.

Buyer Comment (2022-03-01): The borrower chose to lock their rate on  [redacted]after the inital LE was issued. Please see the attached Redisclosure history.
																		03/03/2022			1	A		NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113141	[Redacted]		RCKT202230124	24866346			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Flood Insurance policy was not provided.				Reviewer Comment (2022-03-04): Copy of flood insurance provided. Exception cleared. Buyer Comment (2022-03-03): Please see the attached Flood insurance policy for the subject	03/04/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113141	[Redacted]		RCKT202230124	24866392			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title policy has short fall of [redacted]Updated policy with sufficient coverage was not found on file.				Reviewer Comment (2022-03-04): Received copy of final title policy with coverage of [redacted]which is the same as the Note amount. Exception cleared. Buyer Comment (2022-03-04): Please see the attached for the final title policy with the correct amount of [redacted] Buyer Comment (2022-03-03): Please see the attached for the final title policy with the correct amount of [redacted]	03/04/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113141	[Redacted]		RCKT202230124	24876548			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Title fees found in section B are subject to 10% tolerance. Title - Abstract / Title Search Fee and Title - Recording Service Fee was increased without valid COC.				Reviewer Comment (2022-03-04): [redacted] received corrected PCCD and LOE for the Title fees are moved to section C from B. Also, fee is not bound by a tolerance. Buyer Comment (2022-03-03): Please see the attached for the corrected CD, LOE to client and the [redacted] label. The Title-Recording Service and Title-Search Fee are from a non affiliated client chosen title company and should have been disclosed under Section C of the final CD, with the correction these fee's are subject to unlimited Tolerance	03/04/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113142	[Redacted]		RCKT202230126	24862412			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2022-02-24): We are a client serviced based organization and firmly believe that disclosed non-homeowners insurance policies as homeowners insurance is confusing to the client on page 1. The client can view page 4 for a more detailed look at what is or is not included in escrows.			02/24/2022	2	B		IL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113143	[Redacted]		RCKT202230128	24852467			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	A valid change circumstance was not provided for a reduction in lender credits.				Reviewer Comment (2022-03-02): Documentation on file supports decrease in points. Buyer Comment (2022-03-02): Please see the redisclosure history in your loan file on page 338, this shows on [redacted] the loan amount decreased from [redacted]to [redacted](final) resulting in the subsequent reduction in the lender credits to [redacted]	03/02/2022			1	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113144	[Redacted]		RCKT202230131	24869152			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD shows annual HOI fee of [redacted]and annual Tax fee of [redacted]However the HOI policy shows annual fee of [redacted]and Tax Certificate shows annual fee of [redacted]				Buyer Comment (2022-03-07): Acknowledged as non-material.			03/07/2022	2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113144	[Redacted]		RCKT202230131	24869153			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance Premium was reflected in "Other" vs. Insurance in the Estimated Taxes, Insurance & Assessment section of Page 1 of the final Closing Disclosure.				Buyer Comment (2022-03-04): This is correctly disclosed as a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.			03/04/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113145	[Redacted]		RCKT202230133	24869335			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Final CD reflects an Appraisal Fee of [redacted]that exceeds the previously disclosed amount of [redacted]No Lender Credit / Cure or Changed Circumstance documentation was found in the loan file for this variance.				Reviewer Comment (2022-03-03): [redacted] has received valid changed circumstance for fee increase. Buyer Comment (2022-03-02): [redacted] See attachment. Reviewer Comment (2022-03-02): [redacted] upon further review in provided COC there is no comment present for the fee increased on LE dated [redacted]. Appraisal fee increases to [redacted]from [redacted]on LE dated [redacted]. So kindly provide a valid COC with additional information why the fee increases to [redacted]on L [redacted] or provide Cure. Buyer Comment (2022-03-01): [redacted] See appraisal cic.	03/03/2022			1	A		AL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113145	[Redacted]		RCKT202230133	24877415			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Capital Gains income for [redacted]monthly was used to qualify. Tax Returns Schedule D for [redacted] and [redacted] reflect the source as [redacted]. The [redacted] statements provided reflect a current balance of [redacted]- which is insufficient to support continuance of this income. Asset documentation is required to support 3 years continuance for this income source.
Reviewer Comment (2022-03-02): As per the Fannie Mae guideline B3-3.1-09 capital gains, we do not need 3 years continuance and also only assets in possession to sell are required which is evident in the file. Exception cleared.

Buyer Comment (2022-03-01): [redacted] Fannie capital gains income guidelines do not require 3 years continuance, only assets in possession to sell are required which is what the client has. See B3-3.1-09 capital gains.

Buyer Comment (2022-03-01): [redacted] self employment is a loss only, we are not required to provide proof of self employment when the business loss is all that is included in DTI.
																		03/02/2022			1	A		AL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113147	[Redacted]		RCKT202230138	24867810			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This will clear once all other QM requirements are met.				Reviewer Comment (2022-03-01): Received copy of YTD paystub, [redacted] and [redacted] W-2's. Exception cleared. Buyer Comment (2022-03-01): Please review to clear as associated condition(s) are cleared.	03/01/2022			1	A		HI	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113147	[Redacted]		RCKT202230138	24867812			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-01): [redacted] received Appraisal ordered document lieu of COC fo rthe Appraisal fee increased due to Turn Time. Buyer Comment (2022-03-01): Please see attached CIC for the increase to the appraisal fee.	03/01/2022			1	A		HI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113147	[Redacted]		RCKT202230138	24868074			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	The prior years W2 for the borrower's secondary employment at [redacted] are not legible for review in order to verify the income utilized in qualifying.				Reviewer Comment (2022-03-01): Received copy of YTD paystub, [redacted] and [redacted] W-2's. Exception cleared. Buyer Comment (2022-03-01): Please see attached legible income docs.	03/01/2022			1	A		HI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113149	[Redacted]		RCKT202230140	24845859			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Itemization did not include the following fees as prepaid finance charges Broker Compliance Fee, credit monitoring fee, Loan Discount Points, MERS Fee, Processing Fee, Underwriting Fee, Water Escrow.				Reviewer Comment (2022-03-01): [redacted] received Itemization of Finance Charges, exception cleared. Buyer Comment (2022-03-01): [redacted] Please review the cd addendum that shows many of the fees referenced as paid by another person other than the client. The Water Escrow is not a finance charge fee, and should not be included in the test.	03/01/2022			1	A		MD	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113149	[Redacted]		RCKT202230140	24845860			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-02): [redacted] received valid COC with reason why the Appraisal Fee was increased on the LE dated [redacted] hence after review the exception was cleared. Buyer Comment (2022-03-01): [redacted] Providing appraisal cic showing valid reasons for increase in price on [redacted].	03/02/2022			1	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113150	[Redacted]		RCKT202230142	24867413			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS EXCEPTION: Client's guidelines do not require business returns/third party documents for secondary business losses. Exception is not valid.				Reviewer Comment (2022-03-01): Loan is SHQM(APOR)	03/01/2022			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113151	[Redacted]		RCKT202230143	24854184			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Loan amount is [redacted] and the title policy amount was [redacted]Need to provide updated/corrected prelim or need final title with correct amount.				Reviewer Comment (2022-03-02): Received updated Title Policy with sufficient title policy amount. Hence, exception cleared. Buyer Comment (2022-03-01): Please see attached title commitment showing sufficient coverage.	03/02/2022			1	A		NJ	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113151	[Redacted]		RCKT202230143	24854246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to 10% tolerance. Recording Fee was increased without valid COC.
Reviewer Comment (2022-03-11): [redacted] received  Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.

Buyer Comment (2022-03-10): Please see attached redisclosure package curing the issue.

Reviewer Comment (2022-03-04): [redacted] would require a cure of [redacted]since the baseline for recording fee in this case would be considered as [redacted]instead of [redacted]as when the fee increased from [redacted]to [redacted]it was within 10% tolerance limit and hence as per guidelines it was not reset to the new value. Therefore, now the cure required is for [redacted]- ([redacted]= [redacted]Kindly provide a corrected CD reflecting cure, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2022-03-03): It is agreed there is a 10% tolerance issue with the [redacted] increase. However, please confirm cure amount for [redacted]for [redacted]* 1.1 = [redacted]max allowed. [redacted]- [redacted]= [redacted]cure.

Reviewer Comment (2022-03-02): [redacted] Received COC dated [redacted] however Recording Fee increased on Final CD dated [redacted] from [redacted]to [redacted]and there is no valid COC present in the File. Please provide valid COC with additional information which can explain why Recording Fee increased on CD dated [redacted] or cure required.

Buyer Comment (2022-03-01): Please see attached CIC for the increase to the recording fee. The property type was confirmed to be a pud which required an additional rider to be created and recorded.
																			03/11/2022		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113152	[Redacted]		RCKT202230144	24866301			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Exhibit "A" (legal description) was not attached to the Security Instrument or found in the file.				Reviewer Comment (2022-03-01): Legal description attachment provided. Exception cleared. Buyer Comment (2022-02-28): Please see the attached Legal Description	03/01/2022			1	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113152	[Redacted]		RCKT202230144	24878083			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The last amendment dated[redacted] reflects loan policy amount of [redacted]and the Note amount is [redacted] A copy of the final title policy was not provided.				Reviewer Comment (2022-03-02): The provided Title Policy Amount is sufficient to cover the note amount of [redacted]Exception cleared. Buyer Comment (2022-03-01): See attached title policy and review to clear condition.	03/02/2022			1	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113153	[Redacted]		RCKT202230146	24845837			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	Title coverage has shortfall of [redacted]Updated title policy not found on file.				Reviewer Comment (2022-03-01): FTP provided with sufficient coverage. Exception cleared. Buyer Comment (2022-02-28): Please see attached final title policy confirming sufficient coverage.	03/01/2022			1	A		GA	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113154	[Redacted]		RCKT202230149	24863613			Credit	Guideline	Guideline Issue	Guideline	Missing employment verification documentation.		Per AUS, if the Paystub has insufficient information to support income, a verification of employment is needed to confirm Bonus and Commission income history of no less than 12 months to be considered stable.				Reviewer Comment (2022-02-28): Did not use bonus since there was no way to know what portion was bonus and what was commissions for [redacted] and [redacted]. Used commission income only. DTI is acceptable. Exception cleared. Buyer Comment (2022-02-28): [redacted]: The paystub does include sufficient information to support income, as it reflects all the paystub information that any paystub would show. It can be used to calculate income from bonus commission, by comparing the pay rate to yearly income from the previous years.	02/28/2022			1	A		TN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113156	[Redacted]		RCKT202230153	24866895			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood Insurance and estimate was not include in the Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the Subject must be considered in the Homeowner's Insurance bucket.				Buyer Comment (2022-02-28): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			02/28/2022	2	B		MA	Second Home	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113157	[Redacted]		RCKT202230155	24868425			Compliance	Compliance	State Compliance	Misc. State Level	Colorado HLPP Broker TNB Test	Colorado Home Loan (HB1322): Unable to determine if brokered mortgage loan has a tangible net benefit to the borrower due to missing prior loan information.					Buyer Comment (2022-03-02): Waived as non-material			03/02/2022	2	B		CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113158	[Redacted]		RCKT202230156	24868688			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment (2022-02-23): Sufficient Cure Provided At Closing		02/23/2022		1	A		WA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113158	[Redacted]		RCKT202230156	24876949			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		It was noted the Loan Underwriting Transmittal indicates that management has reviewed and accepted the borrower's documentation and visa eligibility status.				Buyer Comment (2022-02-24): The clients documentation and visa status was reviewed and meets all eligibility standards.			02/24/2022	2	B		WA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113159	[Redacted]		RCKT202230158	24864364			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD includes Flood Insurance marked as "Other" on page 1 in the Estimated Taxes, Insurance & Assessments section.				Buyer Comment (2022-02-24): We are a client serviced based organization and firmly believe that disclosed non-homeowners insurance policies as homeowners insurance is confusing to the client on page 1. The client can view page 4 for a more detailed look at what is or is not included in escrows.			02/24/2022	2	B		NC	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113165	[Redacted]		RCKT202230175	24867159			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance charge disclosed to borrower did not include the following fees: Credit Monitoring Service [redacted]and Loan Origination Fee [redacted]				Reviewer Comment (2022-02-28): [redacted] received Itemization of Finance Charges, exception cleared. Buyer Comment (2022-02-28): [redacted]: See the attached CD addendum showing the seller paid portion of the loan origination fee being paid by seller. Secondly, the credit monitoring service is an excludable fee 1026.4(c)(7).	02/28/2022			1	A		MO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113167	[Redacted]		RCKT202230179	24870300			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate. Amount should be [redacted]per the 1004 in file.				Buyer Comment (2022-02-28): Our system calculates on a monthly basis and sometimes reflects this value within rounding to the actual value per year because the year amount is not divisible by 12. We do not consider this an error.			02/28/2022	2	B		MI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113168	[Redacted]		RCKT202230180	24870249			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Right to receive a copy of the Appraisal Disclosure is N/A
Reviewer Comment (2022-03-03): [redacted] received attestation lender was closed on [redacted].

Buyer Comment (2022-03-02): [redacted] providing new years eve attestation letter.

Reviewer Comment (2022-02-28): [redacted] received lendere rebuttal that LE sent on  [redacted] with verbiage.  However, with application date of  [redacted], provided by date should have been by  [redacted].  [redacted] as Holiday and not counted.  However, if lender was not open on any other day near the holiday, an Lender Attestation and/or documentation should be provided that office was closed for timing testing.

Buyer Comment (2022-02-28): [redacted]: Notice of right to receive appraisal is provided on page 3 of the loan estimate dated [redacted] which was delivered to the client via mail.
																		03/03/2022			1	A		CO	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113169	[Redacted]		RCKT202230184	24850179			Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)	Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.					Reviewer Comment (2022-03-02): Requested document received, exception cleared. Buyer Comment (2022-03-01): [redacted] See attachment.	03/02/2022			1	A		RI	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113169	[Redacted]		RCKT202230184	24850244			Compliance	Compliance	State Compliance	State Defect	Rhode Island High Cost Analysis Timing	Rhode Island Home Loan: High-cost Analysis not documented and substantiated prior to closing of the loan.	Provided[redacted]				Reviewer Comment (2022-03-03): High cost analysis dated [redacted] is received .Hence, exception is cleared. Buyer Comment (2022-03-02): [redacted] See attachment. Reviewer Comment (2022-03-02): State high cost analysis completion date is [redacted] is prior than note date [redacted].Exception remains. Buyer Comment (2022-03-01): High cost analysis attached.	03/03/2022			1	A		RI	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113169	[Redacted]		RCKT202230184	24865477			Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)	Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.					Reviewer Comment (2022-03-02): Requested document received, exception cleared. Buyer Comment (2022-03-01): [redacted] high cost disclosure attached.	03/02/2022			1	A		RI	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113170	[Redacted]		RCKT202230185	24870628			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section of the CD.				Buyer Comment (2022-02-25): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.			02/25/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113171	[Redacted]		RCKT202230191	24868851			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	HOI policy expires [redacted] without an updated renewal policy on file.				Reviewer Comment (2022-03-02): HOI policy does not expire within 30 days after the closing, this is acceptable as per the updated [redacted] guideline, hence exception is cleared. Buyer Comment (2022-03-01): [redacted] [redacted]'s hazard policy is to no have it expire within 30 days after closing, this hazard file is showing a date > 30 days from closing. Please clear this condition.	03/02/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113171	[Redacted]		RCKT202230191	24869488			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	As indicated on the Evidentiary Document, the Application Date was [redacted] and the Initial Loan Estimate was issued on[redacted], not within 3 business days.				Reviewer Comment (2022-03-02): [redacted] received attestation lender was closed [redacted]. Buyer Comment (2022-03-01): [redacted] see attestation for [redacted].	03/02/2022			1	A		FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113171	[Redacted]		RCKT202230191	24869579			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	As indicated on the Evidentiary Document, the Application Date was [redacted] and the Affiliated Business Arrangement Disclosure Statement was issued on[redacted], not within 3 business days.				Reviewer Comment (2022-03-02): Attestation Letter review satisfy timing. Exception cleared. Buyer Comment (2022-03-01): [redacted] see attestation letter attachment.	03/02/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113171	[Redacted]		RCKT202230191	24869580			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	As indicated on the Evidentiary Document, the Application Date was [redacted] and the List of Homeownership Counseling Organizations was issued on[redacted], not within 3 business days.				Reviewer Comment (2022-03-02): Attestation Letter review satisfy timing. Exception cleared. Buyer Comment (2022-03-01): [redacted] see attestation letter attachment.	03/02/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113171	[Redacted]		RCKT202230191	24869669			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	As indicated on the Evidentiary Document, the Application Date was [redacted] and the Right to Receive a copy of the Appraisal was dated[redacted] (Initial LE), not within 3 business days.				Reviewer Comment (2022-03-02): [redacted] received attestation lender was closed [redacted]. Buyer Comment (2022-03-01): [redacted] see attestation letter attachment.	03/02/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113174	[Redacted]		RCKT202230203	24849807			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The verification found in the file is dated[redacted] and is not within 10 days of note date.
Reviewer Comment (2022-03-04): Updated VVOE for the co-b was provided.  Exception cleared.

Buyer Comment (2022-03-03): [redacted] [redacted]'s comment about page 744 being for [redacted]is incorrect. Phone number contacted [redacted] matches [redacted] prior VVOE's, and [redacted]. matches the contact person on [redacted] VVOE's. Please clear this condition as screenshots provided on page 744 are for [redacted] as we have previously stated twice, please fully review.

Reviewer Comment (2022-03-03): The VVOE provided on page 744 is dated[redacted] however this is for the borrower [redacted] and we require VVOE for the co-borrower [redacted]. Provide the correct document to clear the exception.

Buyer Comment (2022-03-02): [redacted] voe provided on page 744 of [redacted]'s system is dated [redacted]. Please review previous submission.

Reviewer Comment (2022-03-02): The only VVOE found for the co-borrower [redacted] in file is dated [redacted], Please provide required document to clear the exception.

Buyer Comment (2022-02-28): Exception Detail says [redacted], please see previous LOS system printout for [redacted].

Reviewer Comment (2022-02-28): Received printout from lender's LOS system.  However, this is for the borrower.  We are in needed of an updated VVOE for the co-borrower, [redacted].  Please provide for the co-borrower in order to clear the exceptions.

Buyer Comment (2022-02-28): [redacted]: See attachment.
																		03/04/2022			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113179	[Redacted]		RCKT202230213	24871647			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2022-03-01): We are a client service organization as such we disclose our closing disclosure in a way that clients understand, and we believe disclosing homeowner insurance under that name and all other form of insurance under "other" is the most consumer friendly way to disclose.			03/01/2022	2	B		MD	Second Home	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113179	[Redacted]		RCKT202230213	24871649			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased Loan Discount Points on[redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.
Reviewer Comment (2022-03-14): [redacted] received PCCD, LOE, Proof of delivery & refund check.

Buyer Comment (2022-03-11): [redacted]: See check.

Buyer Comment (2022-03-11): [redacted]: See redisclosure package.

Reviewer Comment (2022-03-04): [redacted]: D0117 indicates the loan was relocked [redacted] therefore rebaselining the fee to [redacted]Please provide a VCC for the [redacted] increase or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2022-03-03): 1026.19(e)(3) states "An estimated closing cost disclosed pursuant to paragraph (e) of this section is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under paragraph (e)(1)(i) of this section, except as otherwise provided in paragraphs (e)(3)(ii) through (iv) of this section." The final CD does not exceed the baseline set on the Final Loan Estimate.

Reviewer Comment (2022-03-03): [redacted]: On further review as already stated Loan Discount Points increased from [redacted]on CD dated [redacted] to [redacted]on CD dated [redacted] without any valid COC. COC is required for increase of Loan discount point, whenever it increases from the previous disclosed LE/CD.

COC provided in the file indicates on [redacted] initially loan was locked at discount fee of 1.625% and then again locked at Loan discount point of 1.75% however there is only one CD dated [redacted] with Loan Discount point of 1.625% . Please provide if any CD was disclosed with Loan discount point of 1.75% within 3 business days from [redacted] or provide cure

Buyer Comment (2022-03-02): [redacted] No valid COC is required here because the baseline was already set at [redacted] on [redacted] and since it never exceeded that baseline no COC is required.

Reviewer Comment (2022-03-02): [redacted] upon further review fee was increased from [redacted]on CD dated [redacted] to [redacted]on CD dated [redacted].There is no valid COC for CD dated [redacted].Please provide valid COC or need cure.

Buyer Comment (2022-03-01): [redacted] Loan discount points were [redacted]on the first locked Loan Estimate dated [redacted] no valid change is required as fee didn't increase from this disclosure.
																			03/14/2022		2	B		MD	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113179	[Redacted]		RCKT202230213	24871655			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.	[redacted] MLR Tangible Net Benefit was not provided.
Buyer Comment (2022-03-15): .

Reviewer Comment (2022-03-11): Per [redacted] compliance, the rebuttal response indicates the requirement is not applicable as it is not a refinance of a mortgage loan rather cash out on a second home.  There does not appear to be an exemption for second homes under the regulation. TNB requirement applies to MD mortgage loans, defined below.  If seller maintain exemption, please request reg citation to support exemption from requirement under Md. Code Regs. §§ 09.03.06.20 (B)(2).

Buyer Comment (2022-03-11): [redacted]: This is not required because the client is not refinancing a mortgage loan, the client took cash out on their second home, which does not require a worksheet.
																				03/15/2022	2	B		MD	Second Home	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113180	[Redacted]		RCKT202230214	24871639			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		The Hazard Insurance Policy Effective Date[redacted] is after the note date.				Reviewer Comment (2022-03-02): Received the updated HOI policy with effective dates matching with note date. Hence , exception is cleared. Buyer Comment (2022-03-01): Please see the attached subject HOI with effective dates matching the closing/disbursement date.	03/02/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113180	[Redacted]		RCKT202230214	24871704			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Mortgage statement, Insurance verification and tax verification are required for REO 1[redacted] Insurance verification and tax verification are required for REO [redacted].
Reviewer Comment (2022-03-09): Received revised AUS and proof of property taxes and hazard insurance for [redacted].  Exception cleared.

Buyer Comment (2022-03-08): Please see the attached HOI, taxes, and updated AUS/1008/1003 after including the taxes and insurance for non-subject property [redacted].

Reviewer Comment (2022-03-07): Mortgage statement with [redacted] for [redacted] does not reflect that escrows are being collected.  Payment breakdown is for principal and interest only.  Please provide proof of hazard insurance, property taxes and HOA if applicable.  Required documentation for [redacted] has been received.

Buyer Comment (2022-03-04): Please see attached mortgage coupon and servicing transfer for [redacted] as well as the taxes for [redacted]. [redacted] mortgage coupon shows that taxes and insurance are included in the payment, servicing has been transferred a few times; however, that does not change the terms/structure of the loan, taxes and insurance remain escrowed. [redacted] is a free and clear property which does not require insurance, taxes have been attached.
																		03/09/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113182	[Redacted]		RCKT202230217	24850861			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects annual HOA fees of [redacted]however the Appraisal indicates annual HOA fees at [redacted]				Reviewer Comment (2022-03-04): [redacted] Received PCCD and LOE. Buyer Comment (2022-03-03): [redacted] see redisclosure package.		03/04/2022		2	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113182	[Redacted]		RCKT202230217	24851982			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-02): [redacted] received valid COC for increase in Appraisal fee. Buyer Comment (2022-03-01): [redacted] See attached cic showing appraisal fee increase.	03/02/2022			1	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113182	[Redacted]		RCKT202230217	24852642			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Funds to close are [redacted]- Deposit was [redacted]and + Reserves are [redacted][redacted]				Reviewer Comment (2022-03-02): Sufficient assets available for closing to cover the cash from borrower. Exception cleared. Buyer Comment (2022-03-01): Assets in [redacted] system are showing [redacted] in assets. Please review and clear exception.	03/02/2022			1	A		MD	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113183	[Redacted]		RCKT202230218	24866334			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Source of the Employer's telephone number was not reflected on the VVOE or documented separately in the file.				Reviewer Comment (2022-02-28): [redacted] search of business provided. Exception cleared. Buyer Comment (2022-02-25): See attached [redacted] search and review to clear condition.	02/28/2022			1	A		NC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113196	[Redacted]		RCKT202230255	24876042			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Although a letter from the financial institution was providing indicating the borrower was an authorized signer for the [redacted] account, sufficient documentation not provided to verify the borrower has access to the funds in the [redacted] account to be utilized for personal use to purchase the subject property. The borrower is a CEO and 1 of 5 Board Members. It is not apparent that he would have access to this business account for personal use.
Reviewer Comment (2022-03-04): Received copy of lender guidelines for business accounts.  Documentation provided meets lender guidelines.  Exception cleared.

Buyer Comment (2022-03-03): Please see attached.

Reviewer Comment (2022-03-02): Please provide a copy of the lender guidelines supporting provided documentation.   Guidelines provided dated[redacted] do not address requirements.

Buyer Comment (2022-03-01): Per [redacted] guidelines, if the borrower is not lsited on the account or 100% owner, obtain one of the following: A signed and dated letter from the financial institution verifying the client is signer OR a signature card or account application for the account verifying the client as signer. The letter from [redacted] is sufficient.
																		03/04/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113197	[Redacted]		RCKT202230257	24879785			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The provided Verbal verification of employment from [redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment (2022-03-01): Third Party Verification provided. Exception cleared. Buyer Comment (2022-03-01): Please see attached [redacted] search indicating the phone number used on the VOE ties to the business.	03/01/2022			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113198	[Redacted]		RCKT202230262	24875904			Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	[redacted] - County - Certificate of Compliance or Exemption - (SB1894) was not provided for review.				Reviewer Comment (2022-03-03): [redacted]- County-Certificate of Compliance is received, hence exception is cleared. Buyer Comment (2022-03-02): Please see the attached [redacted] predatory lending doc as requested.	03/03/2022			1	A		IL	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113202	[Redacted]		RCKT202230296	24855751			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal was provided on[redacted] which is more than 3 business days from the application. Documentation of receipt of valuation was not provided for review.				Reviewer Comment (2022-03-03): Received Appraisal delivery waiver and associated. Exception cleared. Buyer Comment (2022-03-02): Please see attached executed appraisal delivery waiver.	03/03/2022			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217113202	[Redacted]		RCKT202230296	24855752			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS EXCEPTION: Client's guidelines do not require business returns/third party documents for secondary business losses. Exception is not valid.				Reviewer Comment (2022-02-28): Loan is SHQM (APOR).	02/28/2022			1	A		AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217113202	[Redacted]		RCKT202230296	24855756			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Loan Discount Points increased from [redacted]to [redacted]on[redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [redacted]was missing.				Reviewer Comment (2022-03-03): [redacted] received [redacted] VCC. Buyer Comment (2022-03-02): Please see attached CIC for the increase to the LDP. The loan amount was increased on [redacted] causing the fee for LDP to increase.	03/03/2022			1	A		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127387	[Redacted]		RCKT202230013	24856879			Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	The [redacted] Home Loan Interest Tangible Net Benefit Worksheet was not found indicating how the lender determined that the home loan is in the borrower's interest.
Reviewer Comment (2022-03-04): Received a copy of the Tangible Net Benefit Comparison Worksheet.  Exception cleared.

Buyer Comment (2022-03-03): 209 CMR 53.00 states that "A lender shall develop policies and procedures to demonstrate compliance with 209 CMR 53.00. Such policies and procedures shall include, at a minimum, a worksheet or other document to be dated at or before closing by the lender indicating how the lender determined that the home loan is in the borrower's interest." Attached is a qm findings document, which meets the standard of "other document" showing the loan is QM specifically.

Reviewer Comment (2022-03-02): Require [redacted] Home Loan Interest Tangible Net Benefit Worksheet to clear this exception, to indicating how the lender determined that the home loan is in the borrower's interest.Hence, Exception Remains.

Buyer Comment (2022-03-01): [redacted] See net tangible benefit worksheet.
																		03/04/2022			1	A		MA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127387	[Redacted]		RCKT202230013	24856880			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The appraisal increased from [redacted] to [redacted] on the Loan Estimate dated[redacted]. A valid Change of Circumstance was not found causing a tolerance cure in the amount of [redacted]for this zero tolerance fee.				Reviewer Comment (2022-03-02): [redacted] Received Appraisal Order summary therefore no cure required. Buyer Comment (2022-03-01): [redacted] See appraisal cic showing reasons for increase	03/02/2022			1	A		MA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127387	[Redacted]		RCKT202230013	24869701			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Based on the final loan application, the borrower refinanced the property located at [redacted] with [redacted] loan # [redacted]. Please provide a copy of the closing disclosure verifying PITI of [redacted]as utilized in qualifying and payoff of existing lien.
Reviewer Comment (2022-03-04): Received CD for refinance of [redacted] with [redacted].  Exception cleared.

Buyer Comment (2022-03-03): [redacted] The document already provided is showing an address of [redacted]. Please review what has already been submitted.

Reviewer Comment (2022-03-02): Please provide a copy of the final closing disclosure verifying PITI of [redacted]as utilized in qualifying and payoff of existing lien. Based on the final loan application, the borrower refinanced the reo property [redacted]. Hence, Exception Remains.

Buyer Comment (2022-03-01): [redacted] See the below final closing disclosure.
																		03/04/2022			1	A		MA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127389	[Redacted]		RCKT202230088	24874142			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [redacted]to [redacted]on the LE dated [redacted]. A valid change of circumstance was not found causing a tolerance cure in the amount of [redacted]for this zero percent tolerance fee.				Reviewer Comment (2022-03-01): [redacted] Received Valid COC Buyer Comment (2022-02-28): [redacted]: See appraisal cic showing valid changes, which was first disclosed on 1[redacted] NOT [redacted]	03/01/2022			1	A		AL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127390	[Redacted]		RCKT202230112	24853099			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice - Online Delivery document found in the loan file is dated [redacted] while the Note Date is [redacted].				Reviewer Comment (2022-03-03): Received copy of Appraisal Delivery Waiver. Exception cleared. Buyer Comment (2022-03-02): [redacted] see the appraisal delivery waiver.	03/03/2022			1	A		WA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127390	[Redacted]		RCKT202230112	24853103			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Appraisal fee disclosed on final CD dated [redacted] in the amount of [redacted]exceeds the amount of [redacted]disclosed on LE dated [redacted] without COC.				Reviewer Comment (2022-03-03): [redacted] received valid COC dated [redacted]. Buyer Comment (2022-03-02): [redacted]: See appraisal cic form showing valid change on [redacted], which was updated to LE on [redacted].	03/03/2022			1	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127391	[Redacted]		RCKT202230119	24863345			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Only 1 of 2 Months of bank statements for [redacted] account ending [redacted] were provided for review.				Reviewer Comment (2022-03-01): Received additional months bank statement. Exception cleared. Buyer Comment (2022-02-28): [redacted]: See attachment.	03/01/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127393	[Redacted]		RCKT202230141	24847499			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The file contains needed documents for borrower Doc ID 319 and co-borrower doc ID 321.				Reviewer Comment (2022-03-01): Valid VISA in file for borrower. Exception cleared. Buyer Comment (2022-03-01): [redacted] See attachment.	03/01/2022			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127393	[Redacted]		RCKT202230141	24847557			Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	-	Verified per Doc ID 11, the appraiser certification expires [redacted] and the effective date of the appraisal being [redacted] and signature and report date is[redacted].				Reviewer Comment (2022-03-01): National Registry Appraiser Report for appraiser provided which reflects license expiration date of [redacted] and is acceptable. Exception cleared. Buyer Comment (2022-03-01): [redacted] See attachment.	03/01/2022			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127393	[Redacted]		RCKT202230141	24847611			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-03-01): Loan is SHQM (APOR).	03/01/2022			1	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127393	[Redacted]		RCKT202230141	24847612			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.48735% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted]on a Federal Total Loan Amount of [redacted]vs. an allowable total of [redacted](an overage of [redacted]or .48735%).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2022-03-01): Adjusted Undiscounted Starting Rate Price used based on [redacted] methodology which allows for exclusion of bona fide discount points bringing the total QM3% total under the threshold. Buyer Comment (2022-03-01): [redacted] See the below snippet. The client paid 1.125 points to go from a 3.625 rate @ 3 points to a 2.99 rate at 4.125 points. All 1.125 points are excludable allowing us to exclude [redacted]from QM points and fees testing.	03/01/2022			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127393	[Redacted]		RCKT202230141	24863893			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2022-03-01): We disclose the non-homeowners insurance products to the client as "other" in order to make page 1 of the CD make sense to the client. We are consumer friendly organization and feel that disclosing the items this way does not violate any regulation.			03/01/2022	2	B		NJ	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127394	[Redacted]		RCKT202230157	24868797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-01): [redacted] Received Valid COC Buyer Comment (2022-02-28): [redacted]: See appraisal cic showing valid reasons for appraisal fee increase on [redacted]	03/01/2022			1	A		NC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127395	[Redacted]		RCKT202230161	24853095			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.	Net Tangible Benefit Worksheet not provided for review.				Buyer Comment (2022-03-07): . Reviewer Comment (2022-03-03): Per [redacted] Compliance, the [redacted] Code Regs doesn't state that regulation does not apply to second homes. Exception is still valid. Buyer Comment (2022-03-02): The Tangible Net benefits test is not required for this home as this was a refinance of the clients second home			03/07/2022	2	B		MD	Second Home	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127395	[Redacted]		RCKT202230161	24853096			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.				Buyer Comment (2022-03-02): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			03/02/2022	2	B		MD	Second Home	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127397	[Redacted]		RCKT202230192	24849439			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2022-02-25): Hazard insurance provided. Exception cleared. Buyer Comment (2022-02-24): [redacted]: See attachment.	02/25/2022			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127399	[Redacted]		RCKT202230233	24876201			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on[redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment (2022-03-01): [redacted] received valid COC dated [redacted]. Buyer Comment (2022-03-01): Please see attached CIC for the increase to the appraisal fee.	03/01/2022			1	A		ID	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127400	[Redacted]		RCKT202230236	24867585			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [redacted]to [redacted]on[redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [redacted]was missing.				Reviewer Comment (2022-03-01): [redacted] Received Valid COC Buyer Comment (2022-02-28): [redacted]: See appraisal cic showing valid change reasons on [redacted].	03/01/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127402	[Redacted]		RCKT202230258	24853602			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1) There is only 1 paystub provided for the borrower's employment with [redacted] issued on [redacted], however it was not legible for review. Please provided a legible copy of the borrower's pay sub supporting base income of [redacted]and bonus income of [redacted]per month. 2) [redacted] W-2 from [redacted] was not legible for review.				Reviewer Comment (2022-03-01): Received paystub that is sufficient in order to calculate income. [redacted] W2 provided. Exception cleared. Buyer Comment (2022-03-01): Please see attached legible paystub and W2	03/01/2022			1	A		IL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127403	[Redacted]		RCKT202230270	24853031			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The loan amount is [redacted]and prelim title was [redacted]which is lower and required an updated prelim title policy or the final policy with the correct amount.				Reviewer Comment (2022-03-01): FTP provided with sufficient coverage. Exception cleared Buyer Comment (2022-02-28): Please see the attached title policy matching the note.	03/01/2022			1	A		TN	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127406	[Redacted]		RCKT202230295	24855334			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	A valid change circumstance was not provided for a reduction in lender credits.				Reviewer Comment (2022-03-02): [redacted] reviewed [redacted] VCC. Buyer Comment (2022-03-01): [redacted] The [redacted] loan estimate was the first locked loan estimate in the file, and as such is the first loan estimate where pricing-based charges are binding. No valid CIC is required for changes in pricing prior to that date.	03/02/2022			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127406	[Redacted]		RCKT202230295	24873166			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2022-03-01): We are a client service based organization and we disclosure our closing disclosure in the most consumer friendly way. Our CD disclosure homeowners insurance as homeowners insurance, and other insurance, such as flood, as "other" and on page 4 the client can review and determine what is or is not charged for their loan program.			03/01/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217127406	[Redacted]		RCKT202230295	24935303			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds AUS loan to value percentage of ___.	AUS and 1007 reflect a purchase price of [redacted]Sales contract in file reflects [redacted] Addendum for increased sales price was not provided.				Reviewer Comment (2022-03-16): Received revised purchase contract. Exception cleared. Buyer Comment (2022-03-16): [redacted]: See the attached purchase agreement.	03/16/2022			1	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127408	[Redacted]		RCKT202230317	24881444			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Third Party Verification (321/203) in file does not verify the existence of borrower's self employment at [redacted].				Reviewer Comment (2022-03-01): CPA Letter along with copy of CPA's license provided. Exception cleared. Buyer Comment (2022-03-01): Client is a 1099 employee and files income as Schedule C, this was verified through the CPA letter and verification of CPA license. Please see attached documents.	03/01/2022			1	A		GA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217127410	[Redacted]		RCKT202230333	24855976			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the estimated taxes, insurance and assessments in the projected payments section.				Buyer Comment (2022-02-24): We are a client serviced based organization and firmly believe that disclosed non-homeowners insurance policies as homeowners insurance is confusing to the client on page 1. The client can view page 4 for a more detailed look at what is or is not included in escrows.			02/24/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156596	[Redacted]		RCKT202230001	24905454			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Preliminary Title Policy Amount of [redacted]is less than the note amount of [redacted]				Reviewer Comment (2022-03-04): Received updated title commitment with sufficient coverage. Exception cleared. Buyer Comment (2022-03-03): [redacted] Providing updated title.	03/04/2022			1	A		IL	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156597	[Redacted]		RCKT202230017	24912910			Credit	Guideline	Guideline Issue	Guideline	The Subject Property was listed for sale at the time of loan application and the file does not contain evidence the property was taken off the market on or before the loan disbursed.	-	The subject property was listed on [redacted] , price reduced placed on hold on [redacted].Please provide evidence that the property was taken off the market at the time of sale				Reviewer Comment (2022-03-02): Property history from realtor.com is received which shows the subject property is delisted in the month of [redacted] [redacted], hence exception is cleared. Buyer Comment (2022-03-01): Per the Property history from Realtor.com, the property was delisted in [redacted] [redacted]. Please see attached.	03/02/2022			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156598	[Redacted]		RCKT202230021	24906307			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Recording Fee increased from [redacted]to [redacted]which exceeds the 10% tolerance and a valid change of circumstance was not provided. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.
Reviewer Comment (2022-03-09): [redacted] received: Letter of Explanation, Mailing Label, Copy of Refund Check, and Corrected PCCD.

Buyer Comment (2022-03-08): Please see attachee redisclosure package curing the issue.

Reviewer Comment (2022-03-02): [redacted] recording fee was increased on CD dated [redacted] of [redacted]and again it was increased on CD dated [redacted]from [redacted] to [redacted] however also received COC dated [redacted] indicating property type which is not valid reason we need valid COC for [redacted] and [redacted]which can explain why the fees was increased or required cure in order to clear this exception.

Buyer Comment (2022-03-01): Please see attached CIC for the increase to the recording fee. The property type was updated to a PUD resulting an additional PUD rider needing to be recorded.
																			03/09/2022		2	B		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156599	[Redacted]		RCKT202230033	24915260			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated total debt ratio exceeds guideline. Documentation that [redacted] account ending [redacted] was paid off was not provided for review which increased DTI to 52.8%.				Reviewer Comment (2022-03-04): Received verification that loan with [redacted]was paid off prior to closing and copy of mortgage statement reflecting CB not on mortgage with [redacted] for [redacted]. Exception cleared. Buyer Comment (2022-03-03): [redacted] See proof debt was paid by client.	03/04/2022			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156599	[Redacted]		RCKT202230033	24915263			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The provided Verbal verification of employment from[redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment (2022-03-04): Received source document for VVOE. Exception cleared. Buyer Comment (2022-03-03): [redacted] See VOE response.	03/04/2022			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156599	[Redacted]		RCKT202230033	24915264			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The provided Verbal verification of employment from [redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment (2022-03-04): Received source document for VVOE. Exception cleared. Buyer Comment (2022-03-03): [redacted] See VOE response.	03/04/2022			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156599	[Redacted]		RCKT202230033	24915292			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Calculated total debt ratio exceeds guideline. Documentation that [redacted] account ending [redacted] was paid off and that the co-borrower is not responsible for the mortgage payment for the REO [redacted], was not provided for review which increased DTI to 81.4%.				Reviewer Comment (2022-03-04): Received all required documentation and DTI is within lender guidelines. Exception cleared.	03/04/2022			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156599	[Redacted]		RCKT202230033	24915293			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of 81.43212% and based on 1026.43(e) of 81.43204% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Calculated total debt ratio exceeds guideline. Documentation that [redacted] account ending [redacted] was paid off and that the co-borrower is not responsible for the mortgage payment for the REO [redacted], was not provided for review which increased DTI to 81.4%.				Reviewer Comment (2022-03-04): Received proof [redacted] was paid in full prior to closing and statement that the CB is not responsible for the mortgage with [redacted] on [redacted]. Exception cleared. Buyer Comment (2022-03-03): [redacted] See attached statement showing a different person owes the mortgage[redacted]escrow account on [redacted], and the [redacted] debt is paid by client.	03/04/2022			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156599	[Redacted]		RCKT202230033	24916338			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Calculated total debt ratio exceeds guideline. Documentation that [redacted] account ending [redacted] was paid off and that the co-borrower is not responsible for the mortgage payment for the REO [redacted], was not provided for review which increased DTI to 81.4%.				Reviewer Comment (2022-03-04): Received proof loan with [redacted] paid in full prior to closing and copy of mortgage statement for [redacted] to support that the CB is not on the mortgage. Exception cleared. Buyer Comment (2022-03-03): [redacted] See attached statement showing a different person owes the mortgage[redacted]escrow account on [redacted], and the [redacted] debt is paid by client.	03/04/2022			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156600	[Redacted]		RCKT202230038	24916003			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Final CD reflects an Appraisal Fee of [redacted]that exceeds the previously disclosed amount of [redacted] There is no Changed Circumstance documentation in file that addresses this variance. No Lender Credit / Cure is documented.				Reviewer Comment (2022-03-08): [redacted] received VCC for increase in fee. Buyer Comment (2022-03-07): Please see the attached valid CIC for the appraisal fee.	03/08/2022			1	A		AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156601	[Redacted]		RCKT202230042	24913555			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on appraisal fee on [redacted] was not found in the file, updated Cd post close disclosing the tolerance cure a copy of refund check proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment (2022-03-02): [redacted] received valid COC for increase in Appraisal fee. Buyer Comment (2022-03-01): Please see attached CIC for the increase to the appraisal fee.	03/02/2022			1	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156603	[Redacted]		RCKT202230072	24913403			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		In Escrow states it is acceptable for a HOI policy to begin up to the disbursement date on Final CD. However, here the HOI policy was not effective until [redacted], which is after the disbursement date of [redacted] on the Final CD.				Reviewer Comment (2022-03-04): Received hazard insurance policy with policy effective date [redacted] ans same has been associated. Exception cleared. Buyer Comment (2022-03-03): Please see the attached letter from the insurer confirming the effective date was updated to [redacted].	03/04/2022			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156603	[Redacted]		RCKT202230072	24914596			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Missing verification at or before consummation. Therefore, using the final Settlement Statement from the departure residence would not meet this requirement as its dated after the consummation of the subject loan.
Reviewer Comment (2022-03-09): Documents in the file verifies the both loans disbursed on [redacted].  Asset documentation acceptable

Reviewer Comment (2022-03-08): Require final seller closing settlement with stamp and signature before or at closing date. as per response dated "settlement statement date [redacted] with a closing date [redacted] is a seller estimated settlement statement which is not acceptable and we require final one to clear this exception. Hence, exception remains.

Buyer Comment (2022-03-07): The settlement statement is dated [redacted] with a closing date of [redacted]. This statement should be acceptable.
																		03/09/2022			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156603	[Redacted]		RCKT202230072	24914597			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	Missing verification at or before consummation. Therefore, using the final Settlement Statement from the departure residence would not meet this requirement as its dated after the consummation of the subject loan.
Reviewer Comment (2022-03-09): Documents in the file verifies the both loans disbursed on [redacted].  Asset documentation acceptable

Reviewer Comment (2022-03-09): Require final seller closing settlement with stamp and signature before or at closing date for property address [redacted] however received closing instructions ([redacted] disbursement verification acknowledgement) in file and we require closing settlement to clear this exceptions. Hence, Exception remains

Buyer Comment (2022-03-08): Please see the attached disbursement verification.

Buyer Comment (2022-03-08): PLease see the attached final stamped settlement statement and disbursement verification.

Reviewer Comment (2022-03-08): Require final seller closing settlement with stamp and signature before or at closing date. as per response dated "settlement statement date [redacted] with a closing date [redacted] is a seller estimated settlement statement which is not acceptable and we require final one to clear this exception. Hence, exception remains.

Buyer Comment (2022-03-07): The settlement statement is dated [redacted] with a closing date of [redacted]. This statement should be acceptable.
																		03/09/2022			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156603	[Redacted]		RCKT202230072	24914599			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects annual Tax fee of [redacted]however, the Tax Certificate shows correct annual Tax fee of [redacted]				Reviewer Comment (2022-03-03): [redacted] Upon Further review Final Closing Disclosure reflecting correct Property Cost Amount i.e. [redacted] 2nd installment and 2022 1st installment as this is the current amounts for the time period as Per Tax information Sheet available in the file. Buyer Comment (2022-03-02): The tax portion of the property costs over 1 year is a combination of the taxes owed as of[redacted] ([redacted]and the taxes due [redacted] ([redacted]or [redacted]It appears the reviewer is considering taxes due as of[redacted] which does not fall within 1 year of closing.	03/03/2022			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156603	[Redacted]		RCKT202230072	24914600			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	A valid change circumstance was not provided for a reduction in lender credits.
Reviewer Comment (2022-03-11): [redacted] received lender rebuttal.  Title-Concurrent Loan Escrow service fee was held to no tolerance and can be included in specific lender paid credits.

Buyer Comment (2022-03-10): The Title-Concurrent Loan Escrow Service fee is a Section C non-tolerance fee and is being covered by a [redacted]lender credit on the CD. Regardless of whether or not the fee was considered when initial lender credits were disclosed, the fee still is not subject to tolerance testing and therefore can be included in the lender credit total calculation.

Reviewer Comment (2022-03-03): Lender paid fees on final CD for fees not previously disclosed to borrower on the loan estimate are not considered in final CD lender credit calculation as these fees were not contemplated at the time lender credit was disclosed. [redacted]'s testing methodology has been discussed and approved with outside counsel. This testing methodology captures potential circumvention of lender credit tolerance violations through the addition of new lender paid fees that were not contemplated at the time the lump sum lender credit was disclosed. This testing methodology is supported in TRID Grid 3.0 line 26 and in 1026.19(e)-5 and-6. As the Title-Concurrent Loan Escrow Service fee was not disclosed to the borrower on the baseline LE, it is not included in the calculation of the lender credit. To clear the exception, the lender can issue a LOE and corrected CD that applies the [redacted]to a fee that was disclosed on the baseline LE. Or a cure is required.

Buyer Comment (2022-03-02): The Yield Spread Premium was reduced because the client chose to lock the rate on [redacted]. Please see the attached redisclosure changed circusmtance form.
																		03/11/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156603	[Redacted]		RCKT202230072	24915468			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.					Buyer Comment (2022-03-08): The information on the document is up-to-date but the date on the document is not. Kindly waive exception. Reviewer Comment (2022-03-04): The List Updated Date of [redacted]is not within 30 days of the [redacted] day of the disclosure. Buyer Comment (2022-03-03): Can the reviewer please clarify what dates indicate the docuemnt was more than 30 days old when provided to borrower? The document was esigned by the borrower omn [redacted] and last updated on [redacted]			03/08/2022	2	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156604	[Redacted]		RCKT202230079	24915547			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Per Loan Disclosure Summary, the final data point was received on [redacted] which would be the application date. Affiliated Business Disclosure is dated[redacted].				Buyer Comment (2022-03-02): Acknowledged as non-material			03/02/2022	2	B		FL	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156604	[Redacted]		RCKT202230079	24915548			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Per Loan Disclosure Summary, the final data point was received on [redacted] which would be the application date. List of Homeownership Counseling Organizations was provided to the borrower on[redacted].				Buyer Comment (2022-03-02): Acknowledged as non-material			03/02/2022	2	B		FL	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156605	[Redacted]		RCKT202230086	24916992			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Lender "lumped" Passive loss and Non-passive loss from borrower's businesses together - Schedule E part two shows multiple businesses borrower owns. lender to provide Documentation for businesses listed on Schedule E part II.				Reviewer Comment (2022-03-04): Acceptable documentation received. Exception cleared. Buyer Comment (2022-03-03): Please see attached	03/04/2022			1	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156605	[Redacted]		RCKT202230086	24921911			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	A mortgage statement was not provided for review for REO [redacted].				Reviewer Comment (2022-03-04): Property owned free and clear. Exception cleared. Buyer Comment (2022-03-03): There is no mortgage statement. As the settlement statement on file confirms, this was a cash transaction	03/04/2022			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156605	[Redacted]		RCKT202230086	24921981			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		The Note- Subordinate Lien for the subject property form [redacted] was not provided for review.				Reviewer Comment (2022-03-04): Copy of Subordinate Lien provided. Exception cleared. Buyer Comment (2022-03-03): uploaded to the other exception Buyer Comment (2022-03-03): Please review the HOI oackage provided where page 4 confirms [redacted]for the HOI premium which supports what we disclosed Buyer Comment (2022-03-03): Pleaser see attached	03/04/2022			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156605	[Redacted]		RCKT202230086	24922002			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The Final CD reflects annual HOI of [redacted]however, the HOI policy shows correct annual fee of [redacted]14,499.60.				Reviewer Comment (2022-03-07): [redacted] received proof of actual HOI premium. Buyer Comment (2022-03-04): please see attached which confirms liability of [redacted]for HOI supporting what was disclosed	03/07/2022			1	A		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156606	[Redacted]		RCKT202230110	24913976			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Document to confirm borrowers receipt of appraisal was not provided. ECOA informaiton should have been entered if date was not known				Reviewer Comment (2022-03-03): Received Appraisal delivery report and associated. Exception cleared. Buyer Comment (2022-03-02): The effective date of the original/initial appraisal was [redacted] with the property listed as "subject to" which aligns with the Certification of Appraisal Delivery dated for [redacted]. Moreover, the final inspection for the property was completed on [redacted] and delivered to the client on [redacted] as indicated on the Certification of Appraisal Delivery	03/03/2022			1	A		CO	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156610	[Redacted]		RCKT202230137	24916566			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Source documents for large deposits [redacted]& [redacted]into [redacted] not provided for review and had to be excluded.				Reviewer Comment (2022-03-02): Documentation provided verifying the [redacted]was from a withdrawal from the new HELOC from [redacted] for the property located at [redacted]. Corrected the payment for this property to reflect [redacted] Exception cleared. Buyer Comment (2022-03-02): [redacted] See document showing source of funds is the HELOC account the client recenty opened.	03/02/2022			1	A		HI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156610	[Redacted]		RCKT202230137	24917042			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Source documents for large deposits [redacted]& [redacted]into [redacted] not provided for review and had to be excluded.				Reviewer Comment (2022-03-02): Documentation provided verifying the [redacted]was from a withdrawal from the new HELOC from [redacted] for the property located at [redacted]. Corrected the payment for this property to reflect [redacted] Exception cleared. Buyer Comment (2022-03-02): [redacted] See attached statement showing heloc source of funds.	03/02/2022			1	A		HI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156610	[Redacted]		RCKT202230137	24917044			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Source documents for large deposits [redacted]& [redacted]into [redacted] not provided for review and had to be excluded.				Reviewer Comment (2022-03-02): Documentation provided verifying the [redacted]was from a withdrawal from the new HELOC from [redacted] for the property located at [redacted]. Corrected the payment for this property to reflect [redacted] Exception cleared. Buyer Comment (2022-03-02): [redacted] See attached statement showing heloc source of funds.	03/02/2022			1	A		HI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156614	[Redacted]		RCKT202230174	24915215			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The loan application date was [redacted] and the disclosure was not provided until [redacted].
Reviewer Comment (2022-03-09): [redacted] received Lender Attestation rebuttal specifically stating that [redacted] was closed on [redacted] for observance of [redacted] Holiday.

Buyer Comment (2022-03-08): We have already provided a letter of attestation for several other loans in this trade where we confirm [redacted] was closed on [redacted] in observance of [redacted]. [redacted]  was another loan in this deal where the same exceptions were cleared without us providing an additional letter. Please escalate for this to be cleared

Reviewer Comment (2022-03-07): Initial LE not placed in mail within 3 business days of application. [redacted] received lender rebuttal that [redacted] is considered a holiday and that exception is not valid.  However,  [redacted] is not a Holiday.  If lender was closed on this date, please provide an executed Attestation and/or proof the office was closed in order to omit date from timing.

Buyer Comment (2022-03-04): [redacted] is considered a holiday. With app date of [redacted], then [redacted] is day one and [redacted] is day 3. Please clear this exception as it is not valid
																		03/09/2022			1	A		DE	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156614	[Redacted]		RCKT202230174	24915216			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	.The loan application date was [redacted] and the disclosure was not provided until [redacted].
Reviewer Comment (2022-03-09): Per [redacted] compliance, an additional day can be provided for three day tolerance since office was closed on [redacted]. Exception cleared.

Buyer Comment (2022-03-08): We have already provided a letter of attestation for several other loans in this trade where we confirm [redacted] was closed on [redacted] in observance of [redacted].  [redacted] was another loan in this deal where the same exceptions were cleared without us providing an additional letter. Please escalate for this to be cleared

Reviewer Comment (2022-03-07): [redacted] ([redacted]) is not considered a Federal Holiday.  Therefore, we have included it in the 3 business day calculation.

Buyer Comment (2022-03-04): [redacted] is considered a holiday. With app date of [redacted], then [redacted] is day one and [redacted] is day 3. Please clear this exception as it is not valid
																		03/09/2022			1	A		DE	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156614	[Redacted]		RCKT202230174	24915217			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	.The loan application date was [redacted] and the disclosure was not provided until [redacted].				Reviewer Comment (2022-03-07): [redacted] ([redacted]) is not considered a Federal Holiday. Therefore, we have included it in the 3 business day calculation. Buyer Comment (2022-03-04): Acknowledged as an Ev2			03/04/2022	2	B		DE	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156614	[Redacted]		RCKT202230174	24916089			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Taxes: Subject property taxes not documented		The subject property taxes based on the fully assessed value were not documented or utilized in qualifying. Although the tax certification in the file states "[redacted] taxes on land and home" the amount of the taxes were only [redacted]and the home was clearly not fully assessed as of that date. This was confirmed on the county website by viewing the actual tax bill, which reflected taxes were based on assessed value of [redacted]on this [redacted]home. An estimate of [redacted]a month was utilized in qualifying for the purposes of this evaluation.				Reviewer Comment (2022-03-09): Updated tax certificate received with fully assessed tax values. Exception cleared. Buyer Comment (2022-03-08): tax cert attached Buyer Comment (2022-03-08): Please see updated tax cert and redisclosure attached. Note we used [redacted]for taxes. Supplemental taxes are the clients responsibility so the [redacted]on page 3 was not factored into the updated amount	03/09/2022			1	A		DE	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156614	[Redacted]		RCKT202230174	24951436			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial LE not placed in mail within 3 business days of application. [redacted] received lender rebuttal that [redacted] is considered a holiday and that exception is not valid. However, Friday [redacted] is not a Holiday. If lender was closed on this date, please provide an executed Attestation a[redacted] proof the office was closed in order to omit date from timing.				Reviewer Comment (2022-03-09): [redacted] received Lender Attestation rebuttal specifically stating that [redacted] was closed on [redacted] for observance of [redacted] Holiday. Buyer Comment (2022-03-08): We have already provided a letter of attestation for several other loans in this trade where we confirm [redacted] was closed on [redacted] in observance of [redacted]. [redacted] is another loan in this deal where the same exception was cleared without us providing an additional letter. please escalate this to be cleared	03/09/2022			1	A		DE	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156616	[Redacted]		RCKT202230186	24909548			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Increase in Loan amount points on Valid COC increased amount over allowable fee threshold.				Reviewer Comment (2022-03-07): Loan is SHQM (APOR).	03/07/2022			1	A		NJ	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156616	[Redacted]		RCKT202230186	24909549			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.00255% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted]on a Federal Total Loan Amount of [redacted]vs. an allowable total of [redacted](an overage of [redacted]or .00255%).	Increase in Loan amount points on Valid COC increased amount over allowable fee threshold.
Reviewer Comment (2022-03-07): Non-Affiliate Underwriter portion of Title Insurance premium excluded from QM points and fees (per Invoice) bringing total under the threshold.

Buyer Comment (2022-03-04): [redacted] See the attached title invoice and exclude the underwriter premium as it wasn't performed by an affiliate.

Reviewer Comment (2022-03-03): Exception Detail Updated from: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.13237% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted]on a Federal Total Loan Amount of [redacted]vs. an allowable total of [redacted](an overage of [redacted]or .13237%).

Reviewer Comment (2022-03-03): Per AMC Compliance, the undiscounted rate allows for [redacted]to be excluded in discount points but total still exceeds limit by [redacted] Exception still valid.

Buyer Comment (2022-03-02): [redacted] please see the QM points and fees snippet and comment,
																		03/07/2022			1	A		NJ	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156618	[Redacted]		RCKT202230202	24912068			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		The policy coverage was [redacted]which is sufficient coverage and the policy does not contain evidence of replacement cost. A Replacement Cost Estimator was also not found in the file.				Reviewer Comment (2022-03-02): Received revised Hazard insurance policy and replacement coverage requirement fulfilled and associated the same in file. Exception cleared. Buyer Comment (2022-03-01): [redacted] The hazard insurance states that "Coverage A Dwelling" amount is based on replacement cost as described in the policy. Certain exceptions apply. Please review your policy for further details.	03/02/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156618	[Redacted]		RCKT202230202	24912922			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	ERRONEOUS - Not required for previous employment				Reviewer Comment (2022-03-02): VVOE is not require for previous employment. Exception cleared. Buyer Comment (2022-03-01): [redacted] A VOE is not required for previous employment.	03/02/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156618	[Redacted]		RCKT202230202	25128840			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.					Reviewer Comment (2022-03-22): Never valid exception	03/22/2022			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156622	[Redacted]		RCKT202230244	24916399			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	HOA fee was estimated at [redacted]per month, but the fee on the appraisal disclosed [redacted]per year : [redacted]per month				Buyer Comment (2022-03-04): .			03/04/2022	2	B		DE	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156622	[Redacted]		RCKT202230244	24916400			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	HOA fee was not included in the escrows, Flood insurance was.				Buyer Comment (2022-03-04): We disclose our closing disclosure in the most consumer friendly method, and disclosing Homeowners insurance and that name and all other insurance types as "other" is the most clear way to disclose. The client can view later pages of the CD to see an itemized breakdown.			03/04/2022	2	B		DE	Second Home	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156623	[Redacted]		RCKT202230247	24913869			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Commitment title in file disclosed [redacted]of title insurance coverage; however this is less than the loan amount of [redacted]Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-03-03): Revised commitment reflecting correct coverage. Exception cleared. Buyer Comment (2022-03-03): Please see attached title commitment confirming sufficient coverage.	03/03/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156623	[Redacted]		RCKT202230247	24915434			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Source used to obtain the phone number for borrower's employer is missing on VVOE (138).				Reviewer Comment (2022-03-03): Third Party Verification of the Employers number provided. Exception cleared. Buyer Comment (2022-03-03): The original number was from the paystub. The actual number used was from Insperity which is listed also on the paystub. Please see attached screenshot from our LOS confirming that the VOE was completed using phone number [redacted] as well as the [redacted] search confirming its linked to Insperity.	03/03/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156624	[Redacted]		RCKT202230249	24915133			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on[redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment (2022-03-03): [redacted] received valid COC hence no further action required Buyer Comment (2022-03-02): [redacted] see appraisal cic as the appraiser had to reschedule a second time to complete order. Disclosed on [redacted].	03/03/2022			1	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156624	[Redacted]		RCKT202230249	24915983			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The verbal verification of employment for the borrower's employment with the [redacted] dated[redacted] reflects the information was provided by The Work Number, however The Work Number in the file was dated[redacted]. Please provide The Work Number verification dated within 10 business days of the Note.				Reviewer Comment (2022-03-04): TWN dated[redacted] provided and acceptable. Exception cleared. Buyer Comment (2022-03-03): [redacted] See attached vvoe.	03/04/2022			1	A		GA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156625	[Redacted]		RCKT202230251	24920116			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD page 1 includes the Walls In Insurance policy marked as "Other" in the section for Estimated Taxes, Insurance & Assessments.				Buyer Comment (2022-03-02): This is correctly disclosed as designed as it's a more consumer friendly method. The walls in insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception			03/02/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156626	[Redacted]		RCKT202230269	24915426			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Missing verification at or before consummation. Therefore, using the final Settlement Statement from the departure residence would not meet this requirement as its dated after the consummation of the subject loan.
Reviewer Comment (2022-03-07): Closing Statement from sale of residence provided.  Subject property disbursed the same day that property closed.

Buyer Comment (2022-03-04): The departing residence and the subject properties both disbursed [redacted].  See attached CD and Final Settlement statement and review to clear condition.

Reviewer Comment (2022-03-03): Require final closing settlement statement at or before the closing date [redacted] as received document is estimated settlement and showing date [redacted] instead of [redacted] for property [redacted]. Hence, Exception remains.

Buyer Comment (2022-03-02): Property sale for [redacted] settled and dibursed[redacted] which is the same day as our transaction disbursed.  See attached and review to clear condition.
																		03/07/2022			1	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156626	[Redacted]		RCKT202230269	24915427			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	Missing verification at or before consummation. Therefore, using the final Settlement Statement from the departure residence would not meet this requirement as its dated after the consummation of the subject loan.
Reviewer Comment (2022-03-07): Closing Statement from sale of residence provided.  Subject property disbursed the same day that property closed.

Buyer Comment (2022-03-04): see attached

Buyer Comment (2022-03-04): The departing residence and the subject properties both disbursed [redacted].  See attached CD and Final Settlement statement and review to clear condition.

Reviewer Comment (2022-03-03): Require final closing settlement statement at or before the closing date [redacted] as received document is estimated settlement and showing date [redacted] instead of [redacted] for property [redacted]. Hence, Exception remains.

Buyer Comment (2022-03-02): see attached

Buyer Comment (2022-03-02): Property sale for [redacted] settled and dibursed[redacted] which is the same day as our transaction disbursed.  See attached and review to clear condition.
																		03/07/2022			1	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156627	[Redacted]		RCKT202230271	24916393			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Appraisal indicates HOA is [redacted] Approval and CD are using [redacted]per month or [redacted]annually. Corrected PCCD was not provided with correct value of property costs.				Reviewer Comment (2022-03-03): [redacted] received Post CD and LOX. Buyer Comment (2022-03-02): Please see the attached for the corrected CD, LOE to client and shipping label		03/03/2022		2	B		NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156627	[Redacted]		RCKT202230271	24916394			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on[redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment (2022-03-03): [redacted] received [redacted] VCC. Buyer Comment (2022-03-02): Please see the attached screen shots from our Appraisal Fee tracking item. The Fee increased from [redacted]to [redacted]on [redacted] based on the complexity of the inspection, the [redacted]is the new baseline with this CIC as disclosed on the LE from [redacted]. The final charge of [redacted]is within Tolerance	03/03/2022			1	A		NC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156628	[Redacted]		RCKT202230274	24917064			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate. HOA fees of [redacted]included per the 1008. 1004 does not state HOA fee/additional documentation not provided for HOA fee.
Reviewer Comment (2022-03-07): [redacted] Received PCCD dated [redacted] along with LOE.

Buyer Comment (2022-03-04): see attached

Buyer Comment (2022-03-04): See attached PCCD, client letter and [redacted] label and review to clear condition

Reviewer Comment (2022-03-03): The exception is not for Walls In insurance.  Appraisal indicates HOA is [redacted]annually.  Approval and CD are using [redacted]per month or [redacted]annually.  Corrected PCCD was not provided with correct value of property costs.

Buyer Comment (2022-03-02): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.
																			03/07/2022		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156630	[Redacted]		RCKT202230277	24915724			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [redacted]to [redacted]on[redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [redacted]was missing.				Reviewer Comment (2022-03-03): Change of circumstance provided. Exception cleared. Buyer Comment (2022-03-03): [redacted] See the appraisal cic form showing pricing adjustment reasons on [redacted]	03/03/2022			1	A		NC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156631	[Redacted]		RCKT202230282	24916417			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS - No additional documentation required - Income source captured for loss only				Reviewer Comment (2022-03-01): Safe Harbor QM (APOR).	03/01/2022			1	A		FL	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156632	[Redacted]		RCKT202230301	24920221			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	There is no evidence of Third Party Verification to verify active Schedule C income used to qualify for the borrower.				Reviewer Comment (2022-03-04): Received copy of Third Party Verification. Exception cleared.	03/04/2022			1	A		FL	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217156632	[Redacted]		RCKT202230301	24920222			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	There is no evidence of Third Party Verification to verify active Schedule C income used to qualify for the borrower.				Reviewer Comment (2022-03-04): Received copy of Third Party Verification. Exception cleared. Buyer Comment (2022-03-03): [redacted] See attachment for prior to close customer service letter Buyer Comment (2022-03-03): [redacted] Providing proof of self employment.	03/04/2022			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156633	[Redacted]		RCKT202230305	24913513			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Coverage on the title commitment was [redacted]and the Note amount was [redacted] A copy of the final title policy was not provided.				Reviewer Comment (2022-03-02): Received revised title commitment with correct amount and associated. Exception cleared. Buyer Comment (2022-03-01): Please see attached udpated title commitment confirming sufficient coverage.	03/02/2022			1	A		SC	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217156634	[Redacted]		RCKT202230312	24920983			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD page 1 includes Flood Insurance marked as "Other" in the Estimated Taxes, Insurance, and Assessments section				Buyer Comment (2022-03-02): This is correctly disclosed as designed as it's a more consumer friendly method. The Flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception			03/02/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195643	[Redacted]		RCKT202230005	24932987			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.
Reviewer Comment (2022-03-17): [redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.

Buyer Comment (2022-03-16): Please see the attached [redacted] status for this package, it is currently only the way and is scheduled to arrive by noon on [redacted]

Reviewer Comment (2022-03-15): [redacted] Received LOE, corrected PCCD, copy of refund check, and shipping label.  Tracking indicates the label has been created; however, it has not been picked up for shipping.  Proof of mailing is required to cure

Buyer Comment (2022-03-14): Please see the attached for the Corrected CD, LOE to client, [redacted] label and check copy
																			03/17/2022		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195643	[Redacted]		RCKT202230005	24933100			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	A valid change of circumstance was not provided for a reduction in lender credits.
Reviewer Comment (2022-03-22): [redacted] received LOE, proof of delivery, copy of refund check, and corrected CD.

Reviewer Comment (2022-03-17): [redacted] received lender rebuttal that the post close cure should rebaseline the lender credit due to discount point cure.  However, the discount points was a cure for tolerance violation and does not reset the baseline and no post close corrections or changed circumstance can be used to reset baselines or update pricing. The [redacted] revised CD relocked and reset the lender credit baseline to [redacted] The final CD then reduced the lender credit to [redacted]for which there is no valid changed circumstance documented in file.  Lender credit is a separate fee from discount points and is held to 0% tolerance for its fee.  Provide a valid changed circumstance for the [redacted] final CD or cure is due to borrower.

Buyer Comment (2022-03-16): The zero percent tolerance cure should satisfy the credit tolerance cure as well. The CD issued on [redacted] showed the client receiving a total credit of [redacted]as noted in the exception detail, [redacted]of that credit went to the Loan points. Now that the client has been refunded [redacted]the loan points cost is reduced to the baseline of [redacted]and total lender credits on the loan are [redacted]+ [redacted] = [redacted]

Reviewer Comment (2022-03-15): [redacted] received Corrected CD, LOE to borrower copy of refund for cure and proof of mailing.  However, the cure only relates to the 0% tolerance violation on the Loan Discount points which was a violation of [redacted] Lender credit violation is separate tolerance violation and cure also required of [redacted]for the decrease in lender credit that file does not reflect a valid changed circumstance for that decrease.  Provide either a valid changed circumstance to reduce the lender credit or provide additional cure of another Corrected CD, LOE to borrower, additional cure of [redacted]and proof of mailing.

Buyer Comment (2022-03-14): Please see the attached for the Corrected CD, LOE to client, [redacted] label and check copy
																			03/22/2022		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195643	[Redacted]		RCKT202230005	24935265			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure provided to borrower's on[redacted]is not signed.				Reviewer Comment (2022-03-07): Received signed Affiliated Business Arrangement Disclosure dated [redacted]. Hence exception is cleared. Buyer Comment (2022-03-04): Please see the attached for the signed Affiliated Business Arrangement Disclosure.	03/07/2022			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195643	[Redacted]		RCKT202230005	24936717			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Income documentation in file does not support 2 year history of bonus income used to qualify borrower 1. Income documentation in file does not support 2 year history of bonus income and overtime income used to qualify co borrower.
Reviewer Comment (2022-03-08): Borrower & Co-borrower variables incomes qualify with available w-2  in file as per [redacted] and [redacted] guidelines. Exception cleared.

Buyer Comment (2022-03-07): [redacted]: [redacted] is showing Bonus income received in [redacted] from prior  employment with [redacted] (work# page 452 of your loan file) as well as bonus income received from the current employer [redacted] in [redacted] totaling [redacted]as of [redacted] (page 431 of your loan file). We have current and prior income documentation in the form of paystubs, WVOE's and W2's to fully document the history of this income as required by guidelines. [redacted] has provided a current paystub showing   the current receipt of bonus income and overtime income along with W2's from [redacted] and [redacted] as required by guidelines to use this income. All income has been documented in accordance with the [redacted] selling guide
																		03/08/2022			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195643	[Redacted]		RCKT202230005	24949305			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Buyer Comment (2022-03-07): .			03/07/2022	2	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195648	[Redacted]		RCKT202230030	24925764			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Multiple Loan Estimates and Closing Disclosures are not located in the loan file which is preventing proper Changed Circumstance and Disclosure testing. The following are needed: LEs issued [redacted], [redacted], [redacted], [redacted]; CDs issued [redacted], [redacted], [redacted]
Reviewer Comment (2022-03-21): [redacted] has received corrected PCCD, copy of refund check, proof of mailing and LOE to borrower.

Buyer Comment (2022-03-18): Please see attached proof of mailing.

Reviewer Comment (2022-03-16): [redacted] upon further review received corrected PCCD, LOE, Shipping Label and copy of refund Check. However, Tracking still indicates the label has been created and it has not been picked up for shipping. Proof of Mailing is required to cure.

Buyer Comment (2022-03-15): Please see the attached for the corrected CD, LOE to client, check copy and [redacted] label

Reviewer Comment (2022-03-09): "[redacted] received lender rebuttal on appraisal receipt supports the [redacted] changed circumstance on property type from SFR to PUD.  However the increase from [redacted]to [redacted]did not increase over 10% and will not reset baseline on the [redacted] LE.  There was an additional increase on the [redacted] in recording fees on [redacted] for which we do not have sufficient information to determine a valid reason to increase the fees.  Changed circumstance only states "Product" & "Subject property City" as the information for the [redacted]increase, which is separate reason from the property type change on the [redacted] changed circumstance.  Provide additional information to support a valid reason and lender knowledge for the increase on [redacted] or cure is due to borrower."

Buyer Comment (2022-03-08): Please note the date on the appraisal is [redacted] Once the appraisal was received and reviewed, the property type was determined. Prior to that there is no documentation. The borrower when completing the application states the property type. Until the appraisal is received and reviewed, it cannot be documented. This is a valid CIC. Please review to clear this condition.

Reviewer Comment (2022-03-08): [redacted]  Upon review we see that the property changed from SFR to PUD on LE dated [redacted], however we do not have a document where we can verify the property type prior to [redacted]. Please provide supporting documents to verify the property type prior to [redacted].

Buyer Comment (2022-03-07): Please see attached 2 CIC's for the increase to the recording fee. The property was confirmed to be a PUD as well as the an update to the address. The PUD required a PUD rider to be recorded.

Reviewer Comment (2022-03-04): [redacted] upon further review need additional information on COC dated [redacted] and [redacted] to justify the reason why the fee was increased on LE dated [redacted]  and LE dated [redacted] or need cure

Buyer Comment (2022-03-03): Please see all requested LE's and CD's to clear both outstanding exceptions.
																			03/21/2022		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195648	[Redacted]		RCKT202230030	24925765			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Multiple Loan Estimates and Closing Disclosures are not located in the loan file which is preventing proper Changed Circumstance and Disclosure testing. The following are needed: LEs issued [redacted], [redacted], [redacted], [redacted]; CDs issued [redacted], [redacted], [redacted]
Reviewer Comment (2022-03-21): [redacted] has received corrected PCCD, copy of refund check, proof of mailing and LOE to borrower.

Buyer Comment (2022-03-18): Please see attached proof of mailing.

Reviewer Comment (2022-03-16): [redacted] upon further review received corrected PCCD, LOE, Shipping Label and copy of refund Check. However, Tracking still indicates the label has been created and it has not been picked up for shipping. Proof of Mailing is required to cure.

Buyer Comment (2022-03-15): Please see the attached for the corrected CD, LOE to client, check copy and [redacted] label

Reviewer Comment (2022-03-09): [redacted] On further review there is not a valid changed circumstance for the [redacted] CD for the increase in Borrower's paid portion of the fee increased. Provide a valid changed circumstance or cure would be due.

Buyer Comment (2022-03-08): This has now been rephrased to re-cite for the LPC exception which is being addressed separately. Please review to clear this condition and the [redacted]LPC exception will be cured on its own exception.

Reviewer Comment (2022-03-08): [redacted]  Received a copy of COC dated [redacted] which shows re-lock and then the borrwer share of Loan Discount points changed from [redacted]to [redacted]for which we do not have a valid COC. Please provide a valid COC for the CD dated [redacted] or provide cure documents.

Buyer Comment (2022-03-07): Please see attached CIC for the increase to the LDP. The interest rate was re-locked. Please note that the [redacted] LE disclosed that the rate was only locked until [redacted]. Because of this, the rate needed to be re-locked as it had expired.

Reviewer Comment (2022-03-04): [redacted] upon further review need valid COC for CD dated [redacted] or need cure.

Buyer Comment (2022-03-03): All requested LE's and CD's were provided to the other exception. Please review to clear this condition.
																			03/21/2022		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195648	[Redacted]		RCKT202230030	24945870			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted]	Lender paid amount decreased on final CD.				Reviewer Comment (2022-03-09): [redacted] received valid changed circumstance.	03/09/2022			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195650	[Redacted]		RCKT202230050	24925445			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The List of Homeownership Counseling Organizations that was provided on [redacted] was generated on [redacted] - greater than 30 days old.				Buyer Comment (2022-03-03): Acknowledged as a valid EV2			03/03/2022	2	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195650	[Redacted]		RCKT202230050	24928587			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice reflects online delivery on[redacted] and the loan closed on[redacted]. The days between events span a holiday weekend.				Reviewer Comment (2022-03-04): Appraisal Waiver provided. Exception cleared. Buyer Comment (2022-03-03): Please see attached executed appraisal delivery waiver.	03/04/2022			1	A		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195651	[Redacted]		RCKT202230051	24929211			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	The List Updated date reflects [redacted]which is not within 30 days of the [redacted]date provided date as required.				Buyer Comment (2022-03-03): Acknowledged as an Ev2			03/03/2022	2	B		CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195651	[Redacted]		RCKT202230051	24929230			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The only Loan Estimates found in the file are dated[redacted]. Per the Evidentiary Document, additional LE's were given dated [redacted] [redacted], [redacted] and[redacted]. These disclosures must be provided for review. Additional exceptions may be applicable once these disclosures are received and reviewed.				Reviewer Comment (2022-03-04): [redacted] received LEs. Buyer Comment (2022-03-03): Please see attached	03/04/2022			1	A		CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195651	[Redacted]		RCKT202230051	24929233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The only Loan Estimates found in the file are dated[redacted]. Per the Evidentiary Document, additional LE's were given dated [redacted] [redacted], [redacted] and[redacted]. These disclosures must be provided for review. Additional exceptions may be applicable once these disclosures are received and reviewed.				Reviewer Comment (2022-03-04): [redacted] received LEs. Buyer Comment (2022-03-03): please review the other exception where docs were uploaded Buyer Comment (2022-03-03): see attached	03/04/2022			1	A		CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195651	[Redacted]		RCKT202230051	24930532			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This will clear once all other QM Conditions are satisfied				Reviewer Comment (2022-03-22): Received written confirmation of date of leave and date of return. Buyer Comment (2022-03-21): Please see response to other exception and clear this with it Reviewer Comment (2022-03-04): The VOE from TWN with date verified of [redacted]that is referred to in the lender's VVOE "coversheet" indicates the borrower was currently "On Leave" as of the date of the VOE was pulled from TWN. exception remains. Buyer Comment (2022-03-04): This is a waterfall, please clear based upon our responses to the other exceptions	03/22/2022			1	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195651	[Redacted]		RCKT202230051	24930533			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Temporary Leave	General QM: Insufficient evidence that borrower has right to return to employment following temporary leave.	The Co-borrower's [redacted]) WVOE indicates she is on a temporary leave of absence. The following information was not found in the file: 1. Borrower's written confirmation of her intent to return to work. 2. Documentation verifying the co-borrower's date leave began and the agreed-upon return to work either from the borrower or directly from the employer as required per FNMA Guidelines. Section B3-3.1.
Reviewer Comment (2022-03-22): Received written confirmation of date of leave and date of return.

Reviewer Comment (2022-03-22): Received processor's cert with date leave began and the date of return.  Borrower's written confirmation of her intent to return to work has not been provided.

Buyer Comment (2022-03-21): Please see the processor cert attached which confirms the client is still on leave but there has been no changes to her pay and she is still recieving her normal compensation

Reviewer Comment (2022-03-04): The VOE from TWN with date verified of [redacted]that is referred to in the lender's VVOE "coversheet" indicates the borrower was currently "On Leave" as of the date of the VOE was pulled from TWN.  exception remains.

Buyer Comment (2022-03-03): Please see VOe atatched showing [redacted] was back to work full time
																		03/22/2022			1	A		CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195651	[Redacted]		RCKT202230051	24944270			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	[redacted] received [redacted] rate lock.				Reviewer Comment (2022-03-04): [redacted] received [redacted] rate lock.	03/04/2022			1	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195653	[Redacted]		RCKT202230080	24928395			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final closing disclosure provided on[redacted] for home owner insurance is a valid exception				Buyer Comment (2022-03-04): We disclose this in the most consumer friendly method, and disagree that this is contrary to any regulation.			03/04/2022	2	B		CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195653	[Redacted]		RCKT202230080	24928457			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.05198% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted]on a Federal Total Loan Amount of [redacted]vs. an allowable total of [redacted](an overage of [redacted]or .05198%).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.
Reviewer Comment (2022-03-22): Undiscounted Interest Rate Price adjustment made for lender credit on discount points which are to be applied to Undiscounted Price.  Adjustment allows for additional points to be excluded from QM P&F calculation which brings total under 3% threshold.

Reviewer Comment (2022-03-17): Based on the documentation provided, the undiscounted price for the subject transaction is 1.322% ([redacted] Which means, out of the 2.325% ([redacted]discount points charged on the loan, 1.322% ([redacted]is the price for the starting adjusted rate applicable to the transaction.  The undiscounted price would not be considered "bona fide discount points" that "reduces the interest rate or time-price differential applicable to the transaction", therefore, any borrower paid portion of the undiscounted price would not be eligible for exclusion under § 1026.32(b)(1)(i)(E) or (F).  Accordingly, as a default, the entire amount of the undiscounted price is included in QM points and fees calculation unless there is documentation or itemization supporting that any portion of the undiscounted price was not paid by the borrower.

For the subject transaction, [redacted]'s calculation, by default, included the full undiscounted price of 1.322% ([redacted]out of the [redacted]total borrower-paid discount points in the QM points and fees calculation.  This leaves [redacted]out of the [redacted]total borrower paid discount points to be allocated as borrower-paid bona fide discount points eligible for exclusion.  [redacted] is unclear:  if the [redacted]lender-paid credit amount being paid against (1) the undiscounted interest rate price portion (1.322%) or (2) the bona fide discount points portion (1.003%).  This would determine the amount that is required to be included in, and the amount that may be excluded from, the QM points and fees calculation.

Buyer Comment (2022-03-11): [redacted]: Lender paid credits paying loan discount points do not decrease the amount of bona fide discount points. First citation states that creditor paid charges are excluded from the entire points and fees calculation, so the fact that they are being factored into the bona fide discount points is laughable as they do not apply to the QM points and fees included in the test at all. Second citation states that only those bona fide discount points paid by the consumer can be excluded from the QM points and fees calculation. Please review citations and clear this exception.

Per 1026.32(b)(1)-1.iii: iv. Creditor-paid charges. Charges that are paid by the creditor, other than loan originator compensation paid by the creditor that is required to be included in points and fees under § 1026.32(b)(1)(ii), ARE EXCLUDED FROM POINTS AND FEES. See §§ 1026.32(b)(1)(i)(A), 1026.4(a), and comment 4(a)-(2).

Per 1026.32(b)(1)(i)(E): (referencing excludable charges)  Up to two bona fide discount points PAID BY THE CONSUMER in connection with the transaction, if the interest rate without any discount does not exceed:(1) The average prime offer rate, as defined in § 1026.35(a)(2), by more than one percentage point; or

(2) For purposes of paragraph (a)(1)(ii) of this section, for transactions that are secured by personal property, the average rate for a loan insured under Title I of the National Housing Act (12 U.S.C. 1702 et seq.) by more than one percentage point; and"

Reviewer Comment (2022-03-11): [redacted] Response: [redacted] also arrives at the [redacted]but through a combination of [redacted]paid by the borrower and the [redacted]paid by the lender. This equals the [redacted]eligible for exclusion with the remaining [redacted](1.322), which is attributable to obtaining the undiscounted starting rate and remains included in QM3% points and fees.
[redacted] Calculation
[redacted] Calucation
1. Loan Amount = [redacted]
2. Undiscounted Price = 1.322
3. Total Loan Discounts = [redacted](2.325)
1. Borrower paid = [redacted](2.271212)
2. Lender paid = [redacted](0.053788)Amount to Remain Included in P&F (A*B) = [redacted]Eligible to be Excluded (C - B) = 1.003 or [redacted]
1. Loan Amount = [redacted]
2. Undiscounted Price = 1.322
3. Total Loan Discounts = = [redacted](2.325)
1. Borrower paid = [redacted](2.271212)
2. Lender paid = [redacted](0.053788)Amount to Remain Included in P&F (A*B) = [redacted]Eligible to be Excluded (C.a.- B) = 0.949212 or [redacted]plus the 0.053788 or [redacted]paid by lender (C.b.) for a total of [redacted](1.003)

Buyer Comment (2022-03-09): [redacted] Please fully exclude 1.003 points and this was the amount of points that the client bought the rate down. Undiscounted rate was 3.75 @ 1.322 points, and client new rate was 3.25 @ 2.325 points, which results in a rate buy down of 1.003 points which is [redacted].

Reviewer Comment (2022-03-08): [redacted]was able to be excluded from points but this still allows [redacted]to be included which leads to an points overage by [redacted].

Reviewer Comment (2022-03-08): Exception Detail Updated from: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.02438% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted]on a Federal Total Loan Amount of [redacted]vs. an allowable total of [redacted](an overage of [redacted]or 1.02438%).

Buyer Comment (2022-03-04): [redacted] See the attached QM points and fees explanations.
																		03/22/2022			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195653	[Redacted]		RCKT202230080	24930870			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to the point and fee, which is a valid exception it causes loan designation does not match				Reviewer Comment (2022-03-22): Loan is SHQM (APOR).	03/22/2022			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195655	[Redacted]		RCKT202230096	24928692			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-07): "[redacted] received valid COC document to clear this exception. Buyer Comment (2022-03-04): Please see attached CIC for the increase to the appraisal fee.	03/07/2022			1	A		OR	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195658	[Redacted]		RCKT202230108	24938069			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2022-03-04): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			03/04/2022	2	B		VA	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195661	[Redacted]		RCKT202230147	24925391			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects annual HOA fee of [redacted]however, the appraisal shows correct annual HOA fee of [redacted]				Buyer Comment (2022-03-04): .			03/04/2022	2	B		GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195664	[Redacted]		RCKT202230165	24925068			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on[redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment (2022-03-07): "[redacted] received valid COC document to clear this exception. Buyer Comment (2022-03-04): see attached Buyer Comment (2022-03-04): See attached CIC response and review to clear condition. Reviewer Comment (2022-03-03): [redacted] received attached duplicate LE dated [redacted] which is already in file. We also need valid COC for increase in fee on this LE. Please provide the same of need cure documents. Buyer Comment (2022-03-02): see attached	03/07/2022			1	A		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195665	[Redacted]		RCKT202230168	24929058			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Incorrect form used.				Buyer Comment (2022-03-04): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			03/04/2022	2	B		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195668	[Redacted]		RCKT202230177	24935137			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Reviewer Comment (2022-03-07): [redacted] received attestation comment that office was closed on [redacted] in observance of [redacted]. Buyer Comment (2022-03-07): 6 data points were received on [redacted](day 0). [redacted] was a holiday which makes [redacted] day 1 and [redacted] day 3. LE and other docs were disclosed on [redacted] within required timeframe per TRID	03/07/2022			1	A		PA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195668	[Redacted]		RCKT202230177	24935138			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Source document Evidentiary Document confirms that E-Consent and Initial LE were both on [redacted].				Reviewer Comment (2022-03-07): [redacted] received attestation comment that office was closed on [redacted] in observance of [redacted]. Buyer Comment (2022-03-04): 6 data points were received on [redacted](day 0). [redacted] was a holiday which makes [redacted] day 1 and [redacted] day 3. LE and other docs were disclosed on[redacted] within required timeframe per TRID	03/07/2022			1	A		PA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195668	[Redacted]		RCKT202230177	24935319			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Appraisal Disclosure was provided [redacted] Application date [redacted] per source document E-Consent Disclosure				Reviewer Comment (2022-03-07): [redacted] received attestation comment that office was closed on [redacted] in observance of [redacted]. Buyer Comment (2022-03-07): 6 data points were received on [redacted](day 0). [redacted] was a holiday which makes [redacted] day 1 and [redacted] day 3. LE and other docs were disclosed on [redacted] within required timeframe per TRID	03/07/2022			1	A		PA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195668	[Redacted]		RCKT202230177	24935320			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations was provided [redacted] Application date [redacted] per source document E-Consent Disclosure				Reviewer Comment (2022-03-07): [redacted] received attestation comment that office was closed on [redacted] in observance of [redacted]. Buyer Comment (2022-03-07): 6 data points were received on [redacted](day 0). [redacted] was a holiday which makes [redacted] day 1 and [redacted] day 3. LE and other docs were disclosed on [redacted] within required timeframe per TRID	03/07/2022			1	A		PA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195669	[Redacted]		RCKT202230194	24923645			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Based on app date lender did not provide documentation within 3 business days.				Reviewer Comment (2022-03-04): [redacted] was federally observed on [redacted]. Buyer Comment (2022-03-03): Please see the attached appraisal delivery waiver covering the exception.	03/04/2022			1	A		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195669	[Redacted]		RCKT202230194	24923646			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Based on app date of [redacted] evidence was provided with in 3 business due to holiday being observed on [redacted].				Buyer Comment (2022-03-03): Acknowledged as non-material			03/03/2022	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195669	[Redacted]		RCKT202230194	24923647			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Based on app date of [redacted] evidence was provided with in 3 business due to holiday being observed on [redacted].				Buyer Comment (2022-03-03): Acknowledged as non-material			03/03/2022	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195670	[Redacted]		RCKT202230200	24930942			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Property Insurance (Property Insurance Exceeds Replacement Value)	Maryland HB649: Property insurance exceeds the replacement value of the property.	The amount entered came from the HOI policy found in the file.				Buyer Comment (2022-03-07): Acknowledged EV2			03/07/2022	2	B		MD	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195670	[Redacted]		RCKT202230200	24930944			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Loan Discount Points on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment (2022-03-09): [redacted] received valid COC for increase in Loan discount points.

Buyer Comment (2022-03-08): Please see attached [redacted] CD

Reviewer Comment (2022-03-08): [redacted] received COC dated [redacted] & corresponding LE dated [redacted] showing discount points increased from [redacted]to [redacted]There is a COC & rate lock dated [redacted] showing discount points increased from [redacted]to [redacted]however, there is no LE/CD in file that was disclosed within 3 business days from COC dated [redacted]. Please provide missing LE/CD that was disclosed to borrower for increase in discount points to [redacted]or cure documents. Exception will be cleared once resolution received on all open 0% exceptions.

Buyer Comment (2022-03-07): Please see attached CIC for the increase to the LDP. The appraised value was lower than expected. Once the appraised value was updated, the LTV tipped from under to over 70%. This impacted the pricing. Also attached is the disclosure from that date.
																		03/09/2022			1	A		MD	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195670	[Redacted]		RCKT202230200	24930945			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Transfer Tax Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment (2022-03-21): [redacted] has received corrected PCCD, copy of refund check, proof of mailing and LOE to borrower.

Buyer Comment (2022-03-18): Please see attached proof of mailing.

Reviewer Comment (2022-03-16): [redacted] received LOE, corrected PCCD, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure.

Buyer Comment (2022-03-15): Please see the attached for the corrected CD, LOE to client, check copy and [redacted] label

Reviewer Comment (2022-03-08): [redacted] - Initial LE did not disclose any transfer taxes. Transfer Taxes initially triggered on [redacted] COC for [redacted]& further increased on [redacted] COC from [redacted] to [redacted]& there are no LE/CD available that were disclosed within 3 business days showing these increases. Also, COC dated [redacted] shows transfer taxes increased from [redacted]to [redacted]whereas LE available is dated [redacted] showing transfer taxes as [redacted]Please provide any missing LE/CDS or valid COC for increase in transfer taxes on [redacted] LE that was triggered 3 business days prior to [redacted] LE or cure documents. Exception will be cleared once resolution received on all open 0% exceptions.

Buyer Comment (2022-03-07): Please see attached CIC for the increase to the transfer tax. The payoff had a lower amount than expected. When this was updated, the tax applied to the difference between the payoff and the new loan increased.
																			03/21/2022		2	B		MD	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195672	[Redacted]		RCKT202230226	24934998			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD page 1 includes Flood Insurance checked as "Other" in the Estimated Taxes, Insurance & Assessments section.				Buyer Comment (2022-03-04): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer.			03/04/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195673	[Redacted]		RCKT202230227	24930638			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage is [redacted]with no indication of extended replacement coverage. Loan amount is [redacted]and appraisal shows Estimate of Cost-new is [redacted]No replacement cost estimate was provided.				Reviewer Comment (2022-03-07): Insurance agent confirmed that home is insured to replacement cost. Exception cleared. Buyer Comment (2022-03-07): See attached processor cert and review to clear condition.	03/07/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195673	[Redacted]		RCKT202230227	24931689			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee was not found in the file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made was not provided.				Reviewer Comment (2022-03-08): [redacted] received a valid document lieu of COC on [redacted] for the Appraisal fee increased due to complexity property. Buyer Comment (2022-03-07): see attached	03/08/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195673	[Redacted]		RCKT202230227	24934114			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-07): Insurance agent confirmed that home is insured to replacement cost. Exception cleared. Buyer Comment (2022-03-07): see attached Buyer Comment (2022-03-07): See attached processor cert and review to clear condition.	03/07/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195674	[Redacted]		RCKT202230238	24933513			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Valid exception, VVOE in file was [redacted] signed [redacted] (Document 0359)				Reviewer Comment (2022-03-07): Received proof VVOE was completed on[redacted]. Exception cleared. Buyer Comment (2022-03-04): Please see attached screenshots from our LOS confirming the VOE recert was completed on[redacted].	03/07/2022			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195675	[Redacted]		RCKT202230254	24925485			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement not provided for REO [redacted]. Mortgage statemetn, Tax verification, Insurnace verification not provided for the REO [redacted]. Mortgage statement not provided for REO [redacted]. Mortgage statement not provided for REO [redacted].
Reviewer Comment (2022-03-10): Received closing disclosure for reo property [redacted] and associated. Exception cleared.

Buyer Comment (2022-03-09): see attached

Buyer Comment (2022-03-09): See attached first payment letter and CD and review to clear condition.

Reviewer Comment (2022-03-09): Require mortgage statement/CD for the REOs property [redacted], to clear this exception. Hence, Exception remains.

Buyer Comment (2022-03-08): see attached

Buyer Comment (2022-03-08): See attached CD for [redacted] and review to clear condition.

Reviewer Comment (2022-03-07): Please provide a copy of the Closing Disclosure for the new loan with [redacted] on [redacted] evidencing a P&I payment of [redacted] Received copy of CD's for:  [redacted], [redacted] and [redacted].

Buyer Comment (2022-03-07): See attached and review to clear condition.
																		03/10/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195675	[Redacted]		RCKT202230254	24925654			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Walls In Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section of the CD.
Buyer Comment (2022-03-11): waived as non-material

Reviewer Comment (2022-03-10): Exception has been downgraded, but remains viable.  Cure requires PCCD and LOE to consumer.

Buyer Comment (2022-03-09): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2022-03-08): The final CD reflects the Escrow for Walls-in Insurance, but did not reflect it under Homeowner's insurance. Regraded to EV2-B based on the Walls-in insurance being disclosed under Other instead of being present under Homeowners insurance.

Buyer Comment (2022-03-07): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.
																				03/11/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195675	[Redacted]		RCKT202230254	24925655			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	This fee increased from [redacted]on LE dated[redacted] to [redacted]on LE dated[redacted] with no valid change of circumstance documented in the file . A cure in the amount of [redacted]was missing.				Reviewer Comment (2022-03-08): [redacted] received COC dated [redacted]. Buyer Comment (2022-03-07): see attached	03/08/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195675	[Redacted]		RCKT202230254	24933090			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third party verification was not provided for the borrower's self employment with [redacted].				Reviewer Comment (2022-03-07): Received proof of business. Exception cleared. Buyer Comment (2022-03-07): See attached bond insurance and review to clear condition.	03/07/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195676	[Redacted]		RCKT202230259	24925058			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance coverage is [redacted]with no indication of extended replacement coverage. Loan amount is [redacted]and appraisal shows Estimate of Cost-new is [redacted]No replacement cost estimate was provided.
Reviewer Comment (2022-03-04): Dwelling cover plus 25% additional coverage (preferred protection plan) equates to [redacted]which is greater than the estimate cost new.  This meets lender's guidelines.

Buyer Comment (2022-03-04): See attached HOI response and review to clear condition.

Reviewer Comment (2022-03-04): Require replacement cost estimator document or revised hoi doc as Hazard insurance coverage is [redacted]with no indication of extended replacement coverage. Loan amount is [redacted]and appraisal shows Estimate of Cost-new is [redacted]as per response "[redacted] policy shows Preferred protection plan which allows for 25% additional coverage over the existing limit" however in available HOI in file only "Preferred protection plan" mentioned no extra 25% given please provide the relevant document to clear this exception. Hence, Exception remains.

Buyer Comment (2022-03-03): [redacted] policy shows Preferred Protection Plan which allows for 25% additional coverage over the existing limit which in this case would be [redacted]which is in excess of the new cost.  Please review to clear condition.
																		03/04/2022			1	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195680	[Redacted]		RCKT202230285	24930455			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to 10% tolerance. Recording Fee was increased without valid COC.
Reviewer Comment (2022-03-10): [redacted] received Corrected PCCD, Letter of Explanation and Copy of Refund check.

Buyer Comment (2022-03-09): Please see attached

Reviewer Comment (2022-03-08): [redacted] agrees that a valid COC was provided when the recording fee increased from [redacted]to [redacted]however since the fee increase was within 10% tolerance hence the baseline was not reset as per guidelines. Thereby, when the fee increased to [redacted]on Final CD, considering the baseline as [redacted]we would require a cure of [redacted]Else, provide a valid COC justifying the increase in recording fee on CD dated [redacted].

Buyer Comment (2022-03-07): Please see the CIC form attached which confirms the change in property type as the valid CIC for the increase
																			03/10/2022		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195681	[Redacted]		RCKT202230304	24931666			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final CD provided on[redacted] disclosed Flood insurance was under other under the estimated taxes, insurance and assessments in the projected payment section				Buyer Comment (2022-03-04): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			03/04/2022	2	B		TX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195681	[Redacted]		RCKT202230304	24931669			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on appraisal fee on [redacted] was not found in file. An updated post -close cd disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided				Reviewer Comment (2022-03-07): [redacted] received COC dated [redacted]. Buyer Comment (2022-03-04): Please see the attached screen shots from our appraisal fee tracking item, the fee increased based on the complexity of the inspection	03/07/2022			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195681	[Redacted]		RCKT202230304	24934204			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to 10% tolerance. Recording Fee was increased without valid COC.				Reviewer Comment (2022-03-09): [redacted] upon further review received corrected PCCD, LOE, Shipping Label and copy of refund Check. Reviewer Comment (2022-03-09): [redacted] received corrected PCCD, LOE, copy of refund Check and shipping label. However, Tracking still indicates the label has been created and it has not been picked up for shipping. Proof of mailing is required to cure. Buyer Comment (2022-03-08): Please see the attached for the LOE to client, corrected CD, [redacted] label and check copy		03/09/2022		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195684	[Redacted]		RCKT202230315	24936468			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Walls-In Insurance Premium was reflected in "Other" vs. Insurance in the Estimated Taxes, Insurance & Assessment section of Page 1 of the final Closing Disclosure.				Buyer Comment (2022-03-04): We disclose this way as a consumer friendly method, and disagree that this is an violation of disclosure.			03/04/2022	2	B		AZ	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195685	[Redacted]		RCKT202230330	24928764			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Provide legible copy of Settlement Statement/HUD.CD for sale of [redacted] confirming proceeds to borrower of at least [redacted]				Reviewer Comment (2022-03-07): Legible copy of documentation provided. Buyer Comment (2022-03-04): see attached	03/07/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195686	[Redacted]		RCKT202230336	24930499			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Loan Estimate issued[redacted] was not provided for review.				Reviewer Comment (2022-03-09): Received Loan estimate dated [redacted]. Hence, exception is cleared. Buyer Comment (2022-03-07): Please see attached	03/09/2022			1	A		TN	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195689	[Redacted]		RCKT202230353	24929228			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects annual HOI fee of [redacted]and annual Tax fee of [redacted]however, the HOI Policy shows correct annual HOI fee of [redacted]and the Tax Certificate shows annual Tax fee of [redacted].				Buyer Comment (2022-03-04): .			03/04/2022	2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217195691	[Redacted]		RCKT202230376	24934447			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal was provided on[redacted] and calculated receipt date is[redacted] which is less than 3 business days before the Note. Documentation of receipt of valuation was not provided for review.				Buyer Comment (2022-03-04): Acknowledged as non-material			03/04/2022	2	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217195691	[Redacted]		RCKT202230376	24935282			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	WVOE not provided for the borrower's employment at [redacted] to show stability for the bonus and commission income.				Reviewer Comment (2022-03-07): Recent paystubs and two years W2 is evident in the file supporting bonus and commission income, WVOE is not required. Hence exception is cleared. Buyer Comment (2022-03-04): According to guidelines, a paystub showing client is actively receiving the bonus/commission income plus two years W2s supporting this income is sufficient for calculation. WVOE is not required.	03/07/2022			1	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208244	[Redacted]		RCKT202230012	24947923			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD page 1 reflects Flood Insurance checked as "Other" in the section for Estimated Taxes, Insurance & Assessments.				Buyer Comment (2022-03-07): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			03/07/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208246	[Redacted]		RCKT202230115	24940774			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The title policy coverage is less than original loan amount.				Reviewer Comment (2022-03-08): Received revised title commitment with sufficient coverage. Exception cleared. Buyer Comment (2022-03-07): Please see attached title policy.	03/08/2022			1	A		TX	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208246	[Redacted]		RCKT202230115	24940932			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [redacted]on LE dated [redacted] to [redacted]on LE dated [redacted] with no valid change of circumstance documented in the file nor evidence of a cure.				Reviewer Comment (2022-03-07): [redacted] received valid COC for increase in Appraisal fee. Buyer Comment (2022-03-04): Please see the attached valid CIC for complexity causing the increase in the appraisal fee.	03/07/2022			1	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208248	[Redacted]		RCKT202230125	24946155			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Source used to obtain the phone number for co borrower's employer is missing on VVOE in file (187).				Reviewer Comment (2022-03-08): Received verification that [redacted] was used to verify employer's phone number. Exception cleared. Buyer Comment (2022-03-07): [redacted]: Providing attached voe documentation.	03/08/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208248	[Redacted]		RCKT202230125	24946189			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Closing disclosure to verify PITI for [redacted] per 1008.				Reviewer Comment (2022-03-08): Received copy of Closing Disclosure. Exception cleared. Buyer Comment (2022-03-07): [redacted]: See attachment.	03/08/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208250	[Redacted]		RCKT202230188	24943152			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	The provided Verbal verification of employment from [redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment (2022-03-07): Received verification that source used for VVOE was verified by [redacted]. Exception cleared. Buyer Comment (2022-03-04): [redacted]: See attachment.	03/07/2022			1	A		NM	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208251	[Redacted]		RCKT202230197	24943099			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance charge disclosed to borrower did not include the following fees: HOA Access Card [redacted]HOA Resale Certificate [redacted]Loan Discount Points [redacted]and Title - Owner's Title Policy (Optional) [redacted].				Reviewer Comment (2022-03-08): [redacted] received Updated final CD addendum with costs paid by other allocated to finance charges. Reviewer Comment (2022-03-08): [redacted] received CD addendum breaking out costs allocation paid by other parties. revised final fee breakdown updated Buyer Comment (2022-03-07): [redacted]: See attachment. The CD addendum shows several fees were not paid by the client.	03/08/2022			1	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208252	[Redacted]		RCKT202230199	24941776			Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Application Date of [redacted] and the FACTA was disclosed to the Borrower on[redacted].				Reviewer Comment (2022-03-08): Received Loan Disclosure Summary which confirmed date disclosure was provided. Exception cleared. Buyer Comment (2022-03-07): Please see attached confirming this was disclosed to the consumer [redacted].	03/08/2022			1	A		ID	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208252	[Redacted]		RCKT202230199	24943233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The difference is because 1008 reflect Taxes as [redacted]monthly while based on the Tax Cert located in the file the Taxes calculate to [redacted]				Buyer Comment (2022-03-07): .			03/07/2022	2	B		ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208253	[Redacted]		RCKT202230211	24942298			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The HOI policy expires within 30 days of the Note date and the renewal was not found in the file.				Reviewer Comment (2022-03-15): Renewal Policy received with effective date [redacted] . Hence exception has been cleared. Buyer Comment (2022-03-14): [redacted]: See attachment.	03/15/2022			1	A		MI	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208254	[Redacted]		RCKT202230219	24941456			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	This fee increased from [redacted]on LE dated[redacted] to [redacted]on LE dated[redacted] with no valid change of circumstance documented in the file nor evidence of a cure.				Reviewer Comment (2022-03-08): [redacted] upon further review received a valid COC dated [redacted] for Appraisal Fee increases. Buyer Comment (2022-03-07): Please see attached CIC for the increase to the appraisal fee.	03/08/2022			1	A		NC	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208255	[Redacted]		RCKT202230256	24943750			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Commitment title report in file disclosed [redacted]of title insurance coverage; however this is less than the loan amount of [redacted]Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-03-15): Received final title policy with correct amount and associated. Exception cleared. Buyer Comment (2022-03-14): Please see the attached for the final title policy with the correct coverage	03/15/2022			1	A		WA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208257	[Redacted]		RCKT202230266	24941790			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [redacted]to [redacted]on[redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [redacted]was missing.				Reviewer Comment (2022-03-07): [redacted] received valid COC hence no further action required Buyer Comment (2022-03-04): Please see attached CIC for the increase to the appraisal fee.	03/07/2022			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208257	[Redacted]		RCKT202230266	24941850			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal provided electronically on [redacted] which is less than 3 business days of the Note.				Reviewer Comment (2022-03-07): Received copy of Appraisal Delivery Waiver executed on[redacted]. Exception cleared. Buyer Comment (2022-03-04): Please see attached executed appraisal delivery waiver.	03/07/2022			1	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208258	[Redacted]		RCKT202230286	24942761			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Total coverage of [redacted]is insufficient to cover the mortgage amount of [redacted]Updated policy or RCE was not found in file.				Reviewer Comment (2022-03-08): RCE provided. Exception cleared. Buyer Comment (2022-03-07): Please see attached replacement cost letter.	03/08/2022			1	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208260	[Redacted]		RCKT202230319	24942023			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7	Note Date: ___; Lien Position: ___	With an appraisal of [redacted], CDA at [redacted] is not within 10% tolerance required by client.				Reviewer Comment (2022-03-31): AVM was provided to confirm value per client's guides. Exception cleared. Reviewer Comment (2022-03-31): CDA is at 13%. Exception is valid. Reviewer Comment (2022-03-04): ERRONEOUS - CDA is within 10%. Exception not valid per Lender's Guidelines.	03/31/2022			1	A		TX	Second Home	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208264	[Redacted]		RCKT202230347	24941872			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title coverage Amount is less than Original loan amount.				Reviewer Comment (2022-03-08): Revised policy with updated coverage provided. Exception cleared. Reviewer Comment (2022-03-08): Revised title commitment with updated coverage provided. Exception cleared. Buyer Comment (2022-03-07): Please see the attached for the title with the correct note amount	03/08/2022			1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208264	[Redacted]		RCKT202230347	24942580			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI increase to 56.97602% vs 44.61% is for property located at [redacted] we have no evidence in file of a lease agreement, Schedule E, or documentation on the rental income calculation				Reviewer Comment (2022-03-08): Property included in Partnership Return provided for [redacted] Buyer Comment (2022-03-07): Please see the attached business returns that include form 8825 for the property at [redacted] used to calculate rental income based on 25% onwership in the company. [redacted], does not include rental income for qualification, the full PITIA was used	03/08/2022			1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208264	[Redacted]		RCKT202230347	24942602			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to DTI mismatch.				Reviewer Comment (2022-03-08): Property included in Partnership Return provided for [redacted] Buyer Comment (2022-03-07): Please see the attached business returns that include form 8825 for the property at [redacted] used to calculate rental income based on 25% onwership in the company. [redacted], does not include rental income for qualification, the full PITIA was used	03/08/2022			1	A		NC	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208264	[Redacted]		RCKT202230347	24942603			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 56.97602% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	DTI increase to 56.97602% vs 44.61% is for property located at [redacted] we have no evidence in file of a lease agreement, Schedule E, or documentation on the rental income calculation				Reviewer Comment (2022-03-08): Property included in Partnership Return provided for [redacted] Buyer Comment (2022-03-07): Please see the attached business returns that include form 8825 for the property at [redacted] used to calculate rental income based on 25% onwership in the company. [redacted], does not include rental income for qualification, the full PITIA was used	03/08/2022			1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208264	[Redacted]		RCKT202230347	24942694			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM failing due to DTI increased to 56.97602% vs 44.61% is for property located at [redacted] we have no evidence in file of a lease agreement, Schedule E, or documentation on the rental income calculation				Reviewer Comment (2022-03-08): Property included in Partnership Return provided for [redacted] Buyer Comment (2022-03-07): Please see the attached business returns that include form 8825 for the property at [redacted] used to calculate rental income based on 25% onwership in the company. [redacted], does not include rental income for qualification, the full PITIA was used	03/08/2022			1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217208265	[Redacted]		RCKT202230356	24944053			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-03-08): [redacted] received valid COC dated [redacted]. Buyer Comment (2022-03-07): Please see the attached screen shots from our appraisal fee tracking item. The Fee increased based on the complexity required for the inspection	03/08/2022			1	A		NV	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208265	[Redacted]		RCKT202230356	24944096			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to 10% tolerance. Recording Fee was increased without valid COC.
Reviewer Comment (2022-03-14): [redacted] received  Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD

Buyer Comment (2022-03-14): Please see the attached [redacted] tracking info showing this package will be delivered today. This can also we verified with [redacted]

Reviewer Comment (2022-03-11): [redacted] - Tracking item indicates as 'label created' which is not acceptable as mailing proof. Please provide a valid proof of mailing that shows item was shipped or delivered.

Buyer Comment (2022-03-10): Please see the attached LOE to client, corrected CD, [redacted] label and check copy
																			03/14/2022		2	B		NV	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217208267	[Redacted]		RCKT202230360	24943266			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	Title Commitment Policy Amount of [redacted]is less than the Note amount of [redacted].				Reviewer Comment (2022-03-08): Updated policy with correct coverage provided. Exception cleared. Buyer Comment (2022-03-07): Please see attached updated title commitment confirming sufficient coverage.	03/08/2022			1	A		CT	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217237990	[Redacted]		RCKT202230036	25015125			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Final CD reflects a Transfer Tax amount of [redacted]that exceeds the previously disclosed amount of [redacted] No lender credit / cure / or changed circumstance is in the file to document this variance.				Reviewer Comment (2022-03-15): [redacted] received valid COC dated [redacted] with reason why the fee was increased on the CD dated [redacted] hence after review the exception was cleared. Buyer Comment (2022-03-14): [redacted]: See the attached valid cic and proof.	03/15/2022			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217237994	[Redacted]		RCKT202230076	25008635			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Zero percent tolerance exceeded for Tax Service Fee from [redacted]to [redacted] without a valid change of circumstance.				Reviewer Comment (2022-03-14): "[redacted] received valid COC document in order to clear this exception. Buyer Comment (2022-03-11): Please see the attached valid CIC for the increased tax service (life of loan) fee, the loan amount increased. Also note that the rate was not locked prior to the change.	03/14/2022			1	A		NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217237996	[Redacted]		RCKT202230087	25009990			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	File is missing evidence that a copy of the valuation report was provided to the borrower 3 business days prior to consummation.				Reviewer Comment (2022-03-14): Received Appraisal delivery waiver and associated. Exception cleared. Buyer Comment (2022-03-11): [redacted]: See attached appraisal delivery waiver.	03/14/2022			1	A		SC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217237997	[Redacted]		RCKT202230090	25009010			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] is not accurate. Per 1004, HOA fee is [redacted]				Buyer Comment (2022-03-11): .			03/11/2022	2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217237997	[Redacted]		RCKT202230090	25009013			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed 10%. On this loan, the recording fee increased by less than 10% on [redacted] from [redacted]to [redacted]and 10% fess will not re-baseline to increased fee. The final increase of fee to [redacted]requires [redacted]cure based on initial baseline of [redacted]				Reviewer Comment (2022-03-16): [redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD Buyer Comment (2022-03-15): Please see attached PCCD Buyer Comment (2022-03-15): Please disregard prior package, see attached corrected package include evidence of the refund check. Buyer Comment (2022-03-15): Please see attached PCCD curing the issue.		03/16/2022		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217237997	[Redacted]		RCKT202230090	25009014			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increase in Appraisal fee on[redacted] was not found in the file. An updated post-close CD disclosing tolerance cure, a copy of refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changed made was not provided.				Reviewer Comment (2022-03-14): [redacted] received VCC for increase in fee. Buyer Comment (2022-03-11): Please see attached valid CIC for appraisal fee increase noting complexity of home and lack of comps.	03/14/2022			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217237997	[Redacted]		RCKT202230090	25009022			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Commitment title in file disclosed [redacted]of title insurance coverage; however this is less than the loan amount of [redacted]Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-03-16): FTP provided with sufficient coverage. Exception cleared. Buyer Comment (2022-03-15): Please see the attached title document matching the note.	03/16/2022			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217237997	[Redacted]		RCKT202230090	25009762			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure provided to the borrower on [redacted] is not signed.				Buyer Comment (2022-03-11): Acknowledged as non-material			03/11/2022	2	B		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217237997	[Redacted]		RCKT202230090	25010013			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage is short of [redacted]No RCE or updated policy in file.				Reviewer Comment (2022-03-14): Received replacement cost estimator document and associated. exception cleared. Buyer Comment (2022-03-11): Please refer to page [redacted] of the original loan images showing the estimated replacement cost of the property, Dwelling coverage is sufficient.	03/14/2022			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238001	[Redacted]		RCKT202230190	25010904			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [redacted]to [redacted]without a valid change of circumstance found in the file. This causes a tolerance cure in the amount of [redacted]for this zero percent fee.				Reviewer Comment (2022-03-14): [redacted] Received Appraisal order summary therefore no cure required. Buyer Comment (2022-03-11): [redacted]: See the attached cic. The appraiser requested an increased fee of [redacted] which was disclosed on [redacted], and the fee never increased from that baseline.	03/14/2022			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238006	[Redacted]		RCKT202230225	25005387			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	IRS tax transcript request shows no record of return filed for tax years [redacted] and [redacted].				Reviewer Comment (2022-03-15): Received proof of [redacted] and [redacted] tax filings. Buyer Comment (2022-03-11): Please see attached evidence of proof filed for [redacted] and [redacted]. Reviewer Comment (2022-03-11): The QM failure is due to the lack of IRS transcripts - no record of return for [redacted] and [redacted]. The letter from the CPA is not sufficient to clear this exception. Buyer Comment (2022-03-11): Please see the attached CPA lox detailing that all tax returns have been filed.	03/15/2022			1	A		GA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238006	[Redacted]		RCKT202230225	25005551			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-03-15): Received proof of [redacted] and [redacted] tax filings. Buyer Comment (2022-03-11): Waterfall condition associated with other exception. Please clear.	03/15/2022			1	A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238008	[Redacted]		RCKT202230235	25011000			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Final CD reflects an Appraisal Fee of [redacted]which exceeds the previously disclosed amount of [redacted] No Lender Credit / Cure or Changed Circumstance is in the loan file to cover this variance.				Reviewer Comment (2022-03-14): [redacted] upon further review received a valid COC dated [redacted] for Appraisal Fee increases. Buyer Comment (2022-03-11): [redacted]: See the attached appraisal cic, which shows the previous appraisal order has a valid change to increase the fee up to [redacted], and this was disclosed on [redacted] once approved. The order ended up being cancelled, and the fee went down however it didn't go above the new baseline of [redacted]	03/14/2022			1	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238010	[Redacted]		RCKT202230268	25004417			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The Hazard Policy expires within 2 days of the Note date.				Reviewer Comment (2022-03-15): Received revised Hazard insurance policy document and associated. Exception cleared. Buyer Comment (2022-03-14): see attached Buyer Comment (2022-03-14): See attached HOI renewal and review to clear condition.	03/15/2022			1	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238011	[Redacted]		RCKT202230272	25008591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [redacted]to [redacted]on the LE dated[redacted] without a valid change of circumstance found.				Reviewer Comment (2022-03-14): [redacted] received valid COC hence no further action required Buyer Comment (2022-03-11): Please see the attached valid CIC for the appraisal fee increase.	03/14/2022			1	A		HI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238013	[Redacted]		RCKT202230278	25007401			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD includes Flood Insurance marked as "Other" on page 1 in the section for Estimated Taxes, Insurance & Assessments.				Buyer Comment (2022-03-11): This is correctly disclosed as a more consumer friendly method. The flood ins is disclosed as a separate line item for better visibility for the consumer.			03/11/2022	2	B		SC	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238014	[Redacted]		RCKT202230294	25004803			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The title commitment reflects loan amount of [redacted]and the Note amount was [redacted] A copy of the final title policy was not provided.				Reviewer Comment (2022-03-11): Received updated title commitment reflecting coverage of [redacted]which is the same as the Note amount. Exception cleared. Buyer Comment (2022-03-11): [redacted]: See attached title policy.	03/11/2022			1	A		OR	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238014	[Redacted]		RCKT202230294	25005025			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-03-15): Loan is SHQM (APOR).	03/15/2022			1	A		OR	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238014	[Redacted]		RCKT202230294	25005026			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.43467% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted]on a Federal Total Loan Amount of [redacted]vs. an allowable total of [redacted](an overage of [redacted]or .43467%).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2022-03-15): Updated Undiscounted Rate Price per [redacted] methodology which allows for exclusion of discount points bringing QM total under the 3% threshold. Buyer Comment (2022-03-11): [redacted]: QM points and fees response attached.	03/15/2022			1	A		OR	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238016	[Redacted]		RCKT202230298	25004037			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Final CD reflects a total Appraisal Fee of [redacted]that was initially disclosed as [redacted] No Lender Credit / Cure or Changed Circumstance is found in the loan file to cover this variance.				Reviewer Comment (2022-03-14): [redacted] has received valid changed circumstance for fee increase. Buyer Comment (2022-03-11): Please see attached valid CIC for the increased appraisal fee.	03/14/2022			1	A		GA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238017	[Redacted]		RCKT202230299	25008330			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowners' Insurance bucket.				Buyer Comment (2022-03-16): . Reviewer Comment (2022-03-15): [redacted] is not able to clear this exception. Buyer Comment (2022-03-15): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.			03/16/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238017	[Redacted]		RCKT202230299	25010844			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation for HOA verification for REO at [redacted] was not found in the file.				Reviewer Comment (2022-03-16): Exception cleared. Buyer Comment (2022-03-16): Please clear the exception. Reviewer Comment (2022-03-15): Evidence of HOA Dues provided. Exception cleared. Buyer Comment (2022-03-15): see attached Buyer Comment (2022-03-15): See attached HOA information and review to clear condition.	03/16/2022			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238018	[Redacted]		RCKT202230306	25010407			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted]exceeds tolerance of [redacted]plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	The recording fee increased from [redacted]to [redacted]on the second LE dated [redacted] with a change of circumstance. The recording fees increased to the borrower on the final CD in the amount of [redacted]without a change of circumstance. The baseline reverts to the initial [redacted]since the first change did not exceed the 10% tolerance. A tolerance cure is required [redacted]				Reviewer Comment (2022-03-18): [redacted] Received corrected PCCD dated [redacted] along with LOE and Copy of check. Buyer Comment (2022-03-17): Please see the attached for the LOE to client, corrected CD, [redacted] label and check copy		03/18/2022		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238019	[Redacted]		RCKT202230307	25010129			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The insurance verification document is missing from the file.				Reviewer Comment (2022-03-14): Received Insurance Verification document and associated for reo property [redacted]. Exception cleared. Buyer Comment (2022-03-11): [redacted]: property [redacted] is property #[redacted] in the hoi documentation attached.	03/14/2022			1	A		TX	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238021	[Redacted]		RCKT202230318	25010390			Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company Not Licensed at time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.	Originator Organization not NMLS licensed at time of loan application dated of [redacted]. NLMS was not licensed until [redacted] in lending state of [redacted].				Reviewer Comment (2022-03-16): Broker was licenses per the licensing website. Exception cleared. Buyer Comment (2022-03-15): [redacted] acted as a broker in this transaction. Per the NMLS consumer access site, they were authorized to conduct business as a brokerage from [redacted]. The originators organization appears to be licesned in the correct capacity at the time of origination.	03/16/2022			1	A		GA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238021	[Redacted]		RCKT202230318	25010391			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted]	Final Lender Credit of [redacted]indicated on final cd dated [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted]on initial LE dated [redacted].				Reviewer Comment (2022-03-16): [redacted] received valid changed circumstance with additional information. Buyer Comment (2022-03-15): Please see the attached Redislosure History confirming the borrowers credit score dropped causing the cost for the loan to increase, therefore causing the lender credits to decrease.	03/16/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238022	[Redacted]		RCKT202230320	25012083			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood Insurance was reflected in the "Other" section versus the Homeowner's Section as required in the Estimated Taxes, Insurance and Assessments of the final CD.				Buyer Comment (2022-03-11): We disclose our non-homeowners insurance as "other" because most clients and the world classify them as something other than insurance, and we believe how we disclose is a more consumer friendly method.			03/11/2022	2	B		CA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238023	[Redacted]		RCKT202230323	25010308			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	No COC or cure for increase in the appraisal fee on[redacted] from [redacted]to $1145.				Reviewer Comment (2022-03-14): [redacted] received valid COC dated [redacted] with reason why the fee was increased on the LE dated [redacted] hence after review the exception was cleared. Buyer Comment (2022-03-11): Please see attached valid CIC for the appraisal fee increase.	03/14/2022			1	A		OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238024	[Redacted]		RCKT202230326	25007262			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Valuation Notice in file provided via Online Delivery on[redacted] is associated with the 442 Certification in file dated [redacted] - and was not 3 business days prior to the Consummation Date of[redacted]. The Appraisal in file is dated [redacted] and was originally used for the previous [redacted] Purchase Transaction. No documentation is found in the loan file to evidence earlier provided date for original appraisal.				Reviewer Comment (2022-03-14): Received Appraisal delivery waiver and associated. Exception cleared. Buyer Comment (2022-03-11): see attached Buyer Comment (2022-03-11): See attached appraisal delivery waiver and review to clear condition.	03/14/2022			1	A		WA	Primary	Refinance - Limited Cash-out GSE		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238025	[Redacted]		RCKT202230327	25008391			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	2 Months statements not provided for [redacted] savings account ending [redacted].				Reviewer Comment (2022-03-11): [redacted] bank statement provided. Two months now verified. Exception cleared. Buyer Comment (2022-03-11): Please see attached additional bank statement.	03/11/2022			1	A		TN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238027	[Redacted]		RCKT202230335	25011162			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2022-03-15): FTP in file. Exception cleared. Buyer Comment (2022-03-15): Please see the attached for the final title policy with the correct coverage	03/15/2022			1	A		AZ	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238027	[Redacted]		RCKT202230335	25011193			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Tax Service Fee (Life Of Loan) fee increased from [redacted]to [redacted]on[redacted] and[redacted] without a valid changed circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2022-03-14): [redacted] received valid COC dated[redacted] for increase in tax service fee. Buyer Comment (2022-03-11): Please see the attached Re-disclosure history showing that the loan amount increased from [redacted]to [redacted]which is the CIC for this fee	03/14/2022			1	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238028	[Redacted]		RCKT202230340	25006619			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOI insurance verification document for [redacted] is missing from the file.				Reviewer Comment (2022-03-14): Received Insurance Verification document and associated for reo property "[redacted]". Exception cleared. Buyer Comment (2022-03-11): [redacted]: See attachment.	03/14/2022			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238029	[Redacted]		RCKT202230352	25009429			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.	Cure of [redacted] was provided.				Reviewer Comment (2022-03-10): Sufficient Cure Provided At Closing		03/10/2022		1	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238029	[Redacted]		RCKT202230352	25012073			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of [redacted]exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2022-03-11): Sufficient Cure Provided At Closing		03/11/2022		1	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238032	[Redacted]		RCKT202230364	25008101			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	-	Missing Note and closing statement for newly purchased property at [redacted], confirming PITIA not to exceed [redacted].				Reviewer Comment (2022-03-15): CD from newly purchased property received. Exception cleared. Buyer Comment (2022-03-15): CD. Taxes, HOA and HOI uploaded with prior condition.	03/15/2022			1	A		FL	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238032	[Redacted]		RCKT202230364	25008485			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Copy of insurance verification and Note for newly purchased investment property located at 4[redacted] was not provided. Lease agreement provided, need verification of total monthly mortgage payment, PITIA not to exceed [redacted].				Reviewer Comment (2022-03-15): Rec'd CD from the newly purchased property. Exception cleared. Buyer Comment (2022-03-15): see attached Buyer Comment (2022-03-15): See attached REO documents and review to clear condition.	03/15/2022			1	A		FL	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238032	[Redacted]		RCKT202230364	25010660			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance Premium was reflected in "Other" vs. Insurance in the Estimated Taxes, Insurance & Assessment section of Page 1 of the final Closing Disclosure.				Buyer Comment (2022-03-16): . Reviewer Comment (2022-03-15): This exception cannot be cleared by [redacted] Buyer Comment (2022-03-15): This is correctly disclosed as a more consumer friendly method. As this is not a traditional hazard insurance policy, the flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.			03/16/2022	2	B		FL	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238033	[Redacted]		RCKT202230366	25007071			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The loan is a same lender refinance and form H-8 versus H-9 Right to Rescind was incorrectly utilized.				Buyer Comment (2022-03-11): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			03/11/2022	2	B		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238035	[Redacted]		RCKT202230372	25009182			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of[redacted]	Discrepancy in lender credit appear due to missing valid COC for increased appraisal fee. Verification of valid COC should clear lender credits violation.				Reviewer Comment (2022-03-22): [redacted] received Corrected CD correcting fees. Buyer Comment (2022-03-21): [redacted]: See the attached redisclosure removing the -[redacted]from the paid by client section and moving back to the lender credit section.	03/22/2022			1	A		GA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217238039	[Redacted]		RCKT202230381	25006889			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Policy not sufficient to cover loan amount in the amout of [redacted]There is no evidence of replacment cost veribage or Replacement Cost Estimator in the file.
Reviewer Comment (2022-03-21): HOI states coverage amount in section OIR-B1-1670 covers replacement cost of subject.  Exception cleared.

Reviewer Comment (2022-03-18): Require RCE document with property address as available checklist of coverage is not reflecting property address & borrower name, also checklist coverage bottom form number OIR-B1-1670 (1-1-06) is not matching with hazard insurance policy. Require revised RCE OR HOI to clear this exception to cover the shortfall amount [redacted]Hence, Exception remains.

Buyer Comment (2022-03-16): Unable to provide a checklist with a property address, however the in the forms notices and endorsements is shown OIR-B1-1670, which is the document name listed at the bottom of all pages of the checklist of coverage. Please review and confirm this notice matches the policy.

Reviewer Comment (2022-03-15): Require RCE document with property address as received document is not reflecting property address, Hence Exception remains.

Buyer Comment (2022-03-14): [redacted]: See checklist of coverage showing replacement cost value and loss settlement basis.
																		03/21/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217238041	[Redacted]		RCKT202230392	25012410			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The city on the hazard insurance policy was [redacted] and the city on the Note was [redacted].				Reviewer Comment (2022-03-14): Received Legal description regarding city discrepancy as per document both are same and same has been associated. Exception cleared. Buyer Comment (2022-03-11): Please see the attached legal description indicating the home is located in the town of [redacted] and the address is commonly known as in the city of [redacted]. Both addresses are for the same property.	03/14/2022			1	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248590	[Redacted]		RCKT202230018	25021794			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract / Title Search. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A Search Fee in the amount of [redacted]was added to the final Closing Disclosure. Although this fee was paid to the same provider, the fee name did not contain "Title - ". Therefore, this fee cannot be tested in the unlimited bucket for Services the Borrower Did Not Shop For.				Reviewer Comment (2022-03-16): [redacted] received corrected PCCD with LOE to designated with Title word in front of the fee description and selected Same name provider. Buyer Comment (2022-03-15): Please see the attached for the corrected CD, LOE to client and [redacted] label	03/16/2022			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248590	[Redacted]		RCKT202230018	25022238			Credit	Missing Document	General	Missing Document	Missing Document: Cancelled Check(s) not provided		12 months cancelled checks was not found to verify the borrower's current rental history. Per Lender's Guidelines, a VOR is not acceptable since the landlord is the seller and is therefore an interest party in the subject transaction.
Reviewer Comment (2022-03-18): Received bank statements covering last 12 months to verify rent payment of [redacted]per month.  Exception cleared.

Buyer Comment (2022-03-17): Please see the attached bank statements showing the [redacted]rental payments going to [redacted] over the prior 12 months

Reviewer Comment (2022-03-16): Page 11 of the [redacted] specifically states "Verification of rent is not acceptable if the landlord is related to the client or an interest party in the transaction".  Since the landlord is the seller, this would be an interested party.  Exception remains.

Buyer Comment (2022-03-15): The client purchased the subject property from their landlord and a VOR is allowed for this circumstance, the guideline requires canceled checks only when the client is purchasing from a family member, not just an interested party in the transaction.
																		03/18/2022			1	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248590	[Redacted]		RCKT202230018	25022636			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Taxes and Assessments. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A Taxes & Assessments Fee in the amount of [redacted]was added to the final Closing Disclosure. Although this fee was paid to the same provider, the fee name did not contain "Title - ". Therefore, this fee cannot be tested in the unlimited bucket for Services the Borrower Did Not Shop For.				Reviewer Comment (2022-03-16): [redacted] received corrected PCCD with LOE to designated with Title word in front of the fee description and selected Same name provider. Buyer Comment (2022-03-15): Please see the attached for the corrected CD, LOE to client and [redacted] label	03/16/2022			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248590	[Redacted]		RCKT202230018	25022740			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The VVOE does not reflect the Source of the Employer's Telephone Number in order to ascertain it was obtained from a Third Party Source.				Reviewer Comment (2022-03-16): Screenshot from lender's LOS system supplied verifying that the employer's number was obtained from a [redacted] Search. Buyer Comment (2022-03-15): Please see the attached screenshots from our VOE tracking item showing that [redacted] was out source for the employers phone#	03/16/2022			1	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248590	[Redacted]		RCKT202230018	25023088			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided
Documentation was not found to verify the terms of withdrawal for the borrower's [redacted] retirement account.  These funds were utilized in order to support sufficient reserves.  EMD was not utilized on this transaction as it was not sufficiently documented.  Although the [redacted] bank statement reflects a [redacted]check clearing, the corresponding check was not found to verify this was the initial deposit.  In addition, the additional [redacted]deposit as shown on the PA and final CD to total [redacted]was not documented.  Therefore, sufficient evidence of the EMD was be provided or documentation to verify terms of withdrawal for the retirement account.

Reviewer Comment (2022-03-16): Terms of condition of withdrawal not required since the borrower has left that place of employment.  Exception cleared.

Buyer Comment (2022-03-15): The Vanguard 401k asset is from the clients prior employment with [redacted] and therefore no terms of withdrawal are required per guidelines. The client would have full access to the funds via a termination withdrawal. The initial EMD for [redacted]was due within 5 business days of the purchase contract which is dated for [redacted], the check for [redacted]clearing on [redacted] meets our requirement to confirm this EMD was submitted based on the dates of the Bank statement submitted and the contract.
																		03/16/2022			1	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248591	[Redacted]		RCKT202230024	25027844			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Hazard insurance expires on [redacted] which is within 45 days of the note.				Reviewer Comment (2022-03-29): Policy provided is same policy number of expired policy from defunct insurance company. Enough information to determine HOI was on file at time of expiration. Exception cleared. Buyer Comment (2022-03-28): see attached Buyer Comment (2022-03-28): Please see attached HOI and review to clear condition. Please note On [redacted], [redacted] was ordered liquidated by the Second Judicial Circuit Court in [redacted]. The [redacted] then took over on [redacted] for the [redacted] policy [redacted] effective[redacted]	03/29/2022			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248592	[Redacted]		RCKT202230029	25030414			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	copy of valuation was not provided to the borrower prior to 3 days of consummation.				Reviewer Comment (2022-03-18): Received Appraisal Delivery Waiver. Exception cleared. Buyer Comment (2022-03-17): Please see attached appraisal delivery waiver.	03/18/2022			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248592	[Redacted]		RCKT202230029	25030415			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	lender did not provide a valid change of circumstance to support tolerance cure .				Reviewer Comment (2022-03-18): [redacted] received COC dated [redacted]. Buyer Comment (2022-03-17): Please see attached valid CIC for the increased appraisal fee.	03/18/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248592	[Redacted]		RCKT202230029	25030724			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	HO-6 policy was not included in non escrow property costs over year one.				Buyer Comment (2022-03-17): .			03/17/2022	2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248593	[Redacted]		RCKT202230032	25029768			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	HOA fees [redacted]per month per appraisal but quoted [redacted]per month on AUS.				Buyer Comment (2022-03-16): .			03/16/2022	2	B		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248597	[Redacted]		RCKT202230152	25058819			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		UCDP for [redacted] or [redacted] was missing. CU score could not be determined.				Reviewer Comment (2022-03-18): Received [redacted] UCDP report. CU score is [redacted]. Acceptable CDA in file. Exception cleared. Buyer Comment (2022-03-17): see attached Buyer Comment (2022-03-17): See attached SSR's and review to clear condition.	03/18/2022			1	A		CA	Primary	Refinance - Rate/Term		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248600	[Redacted]		RCKT202230172	25028654			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Initial LE which included appraisal disclosure was provided on [redacted] which is more than three days after [redacted] application date				Reviewer Comment (2022-03-22): [redacted] received lender attestation that office closed on [redacted]. Buyer Comment (2022-03-21): [redacted]: See attestation for [redacted] not being a business day.	03/22/2022			1	A		MI	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248600	[Redacted]		RCKT202230172	25028820			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $185.00 exceeds tolerance of $145.00. Insufficient or no cure was provided to the borrower.	The 2nd Appraisal fee increased from [redacted] to [redacted] on[redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [redacted] was missing.				Reviewer Comment (2022-03-23): [redacted] has received valid COC and attestation for fee increase Buyer Comment (2022-03-22): [redacted]: See attachment. Reviewer Comment (2022-03-22): [redacted] upon further review the final inspection fee added on [redacted] CD of [redacted]increased on final CD dated [redacted] to [redacted]Please provide valid COC for the increase or please provide cure documents. Buyer Comment (2022-03-21): [redacted]: The appraisal fee stayed consistent from the initial CD [redacted]to the final CD [redacted] @ [redacted], please clear this exception.	03/23/2022			1	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248600	[Redacted]		RCKT202230172	25033005			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $68.50 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. The Recording Fee Total increased from [redacted] to [redacted] on[redacted] and the Title- Recording Service Fee was added on [redacted] for [redacted]. A valid change of circumstance was not provided and a cure in the amount of [redacted] was missing.				Reviewer Comment (2022-03-24): Situs AMC upon further review received corrected PCCD, LOE, Mailing Label and copy of refund Check. Buyer Comment (2022-03-23): [redacted]: Curing for increased recording fees. Tracking: [redacted]		03/24/2022		2	B		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248600	[Redacted]		RCKT202230172	25033127			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Application date was [redacted] and disclosure was provided on business day [redacted].				Reviewer Comment (2022-03-22): [redacted] received attestation stating on [redacted] due to [redacted] holiday they observed nation holiday and therefore LE and initial application is within three business days. Buyer Comment (2022-03-21): [redacted]: See [redacted] attestation.	03/22/2022			1	A		MI	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248602	[Redacted]		RCKT202230189	25023649			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [redacted]to [redacted]on the LE dated[redacted] without a valid change of circumstance in the file. This causes a tolerance cure in the amount of [redacted]for this zero percent tolerance fee.				Reviewer Comment (2022-03-17): [redacted] received valid COC dated [redacted]. Buyer Comment (2022-03-16): Please see attached valid CIC for the appraisal fee increase.	03/17/2022			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248603	[Redacted]		RCKT202230198	25023420			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		It was verified on title commitment and note that the policy amount is less than the loan amount.				Reviewer Comment (2022-03-25): Updated title commitment was provided to satisfy exception. Exception cleared. Buyer Comment (2022-03-24): Please see the attached Title Commitment. Reviewer Comment (2022-03-22): Final title or revised title commitment must be provided to satisfy exception. Exception cannot be downgraded. Exception is still valid. Buyer Comment (2022-03-18): Final title is a trailing document. Please consider downgrading this exception.	03/25/2022			1	A		GA	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248603	[Redacted]		RCKT202230198	25030407			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $108.00 exceeds tolerance of $88.00. Insufficient or no cure was provided to the borrower.	There is a valid change of circumstance on file, there is a increase in fee in valid change of circumstances.
Reviewer Comment (2022-03-22): [redacted] received valid COC for increase in Tax Service fee (Life of Loan)

Buyer Comment (2022-03-21): Please see the previously attached CIC.

Buyer Comment (2022-03-21): Please see the attached CIC.

Reviewer Comment (2022-03-21): [redacted] upon further review there is no valid COC for CD dated [redacted] with reason loan amount changed. Please provide valid COC for CD dated [redacted] or need cure.

Buyer Comment (2022-03-18): The LoL tax fee increased from [redacted]to [redacted]when the loanamount increased from [redacted]to [redacted]on [redacted] and was disclosed to the borrower atleast 3 days prior to closing.
																		03/22/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248603	[Redacted]		RCKT202230198	25030472			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,750.00 exceeds tolerance of $3,150.00. Insufficient or no cure was provided to the borrower.	Valid COC for increased fee on[redacted] was not found. A cure was not provided on final CD to satisfy violation.				Reviewer Comment (2022-03-22): [redacted] received valid COC for increase in Transfer tax. Buyer Comment (2022-03-21): Please see the attached CIC. Reviewer Comment (2022-03-21): [redacted] upon further review there is no valid COC for CD dated [redacted] with reason loan amount changed. Please provide valid COC for CD dated [redacted] or need cure. Buyer Comment (2022-03-18): The transfer tax fee, like the LoL fee and the YSP, is tied to the loan amount. The loan amount increased from [redacted]to [redacted]on [redacted] causing the transfer tax fee to increase.	03/22/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248603	[Redacted]		RCKT202230198	25030512			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP). Fee Amount of $11,625.00 exceeds tolerance of $9,765.00. Insufficient or no cure was provided to the borrower.	A valid COC for increased fee on[redacted] was not found in file. A cure was not provided to borrower on final CD.				Reviewer Comment (2022-03-22): [redacted] received valid COC for increase in Loan Originator Compensation (YSP). Buyer Comment (2022-03-21): Please see the attached CIC. Reviewer Comment (2022-03-21): [redacted] upon further review there is no valid COC for CD dated [redacted] with reason loan amount changed. Please provide valid COC for CD dated [redacted] or need cure. Buyer Comment (2022-03-18): The origination fee is directly correlated to the loan amount. The loan amount increased from [redacted]to [redacted]on [redacted] which caused an icrease in the origination fee.	03/22/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248606	[Redacted]		RCKT202230229	25028326			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,465.00 exceeds tolerance of $965.00. Insufficient or no cure was provided to the borrower.	A valid change of circumstance was not provided for the increased Appraisal Fee.
Reviewer Comment (2022-03-25): [redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2022-03-25): Please also see attached evidence of delivery for today [redacted] by noon.

Buyer Comment (2022-03-25): Please see attached package mailed to client curing the issue.

Reviewer Comment (2022-03-22): [redacted] upon further review the changed circumstance for the appraisal fee increased occurred [redacted] per the screenshot, prior to the subject application. As a valid changed circumstance did not occur a cure is due as the appraisal fee was known to be $1465 prior to application. Please provide cure docs.

Buyer Comment (2022-03-21): Please refer to the prior upload showing the valid CIC for the increased appraisal fee. The client had a prior loan in process with us for the subject property (Loan [redacted]), while in process, there was a valid CIC increasing the appraisal fee from $[redacted] to $[redacted]due to capacity issues with appraisers. The loan was re-written (Loan [redacted]) and the appraisal was transferred from the prior loan. The stated $[redacted] appraisal fee would have been the cost of a brand new appraisal; however, we were able to transfer the appraisal that client had already paid the $[redacted] for. Please refer to the prior upload for screenshots.

Reviewer Comment (2022-03-18): "[redacted] received document indicating on [redacted] Appraisal fees increased however appraisal fees was increased on[redacted] CD from [redacted]to [redacted]so  we need valid COC for[redacted] which can explain why the appraisal fees was increased on[redacted] or required cure in order to clear the exception.

Buyer Comment (2022-03-17): Please see the attached valid appraisal CIC.
																			03/25/2022		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248606	[Redacted]		RCKT202230229	25028403			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		HOI expires less than 30 days after closing.				Reviewer Comment (2022-03-21): Received updated HOI with an expiration date of [redacted]. Exception cleared. Buyer Comment (2022-03-18): Please see attached subject property HOI policy.	03/21/2022			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248606	[Redacted]		RCKT202230229	25029711			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing hazard insurance documentation for [redacted].				Reviewer Comment (2022-03-18): Received copy of HOI. Exception cleared. Buyer Comment (2022-03-17): Please see the attached non-subject HOI policy.	03/18/2022			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248608	[Redacted]		RCKT202230237	25026049			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Per application date of [redacted] , the documentation has not been provided within appropriate time frame per guidelines. Please supply the missing Loan Estimate dated[redacted]as reflected on the Evidentiary Document in file.				Reviewer Comment (2022-03-17): [redacted] received [redacted] Le and changed circumstance in file confirms property change on same loan number and same initial application. Buyer Comment (2022-03-16): Please see the loan number on the Loan Estimate, which proves that is the [redacted]loan estimate for this loan. Please clear this condition. Reviewer Comment (2022-03-16): [redacted] received [redacted] LE. However, the property address does not match to subject property. Provide correct Initial LE for this subject property. Buyer Comment (2022-03-16): [redacted]: see attached LE>	03/17/2022			1	A		TX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248608	[Redacted]		RCKT202230237	25026052			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Per application date of [redacted] , the documentation has not been provided within appropriate time frame per guidelines. Please supply the missing Loan Estimate dated[redacted]as reflected on the Evidentiary Document in file. Additional conditions may be required.				Reviewer Comment (2022-03-17): [redacted] received [redacted] Le and changed circumstance in file confirms property change on same loan number and same initial application. Buyer Comment (2022-03-16): Please see the loan number on the Loan Estimate, which proves that is the [redacted]loan estimate for this loan. Please clear this condition. Reviewer Comment (2022-03-16): [redacted] received [redacted] LE. However, the property address does not match to subject property. Provide correct Initial LE for this subject property. Buyer Comment (2022-03-16): [redacted]: see attached LE	03/17/2022			1	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248609	[Redacted]		RCKT202230248	25031758			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid Change of Circumstance was not found for the increase in the appraisal fee from [redacted]to [redacted]on[redacted] This causes a tolerance cure in the amount of [redacted]for this zero percent fee.				Reviewer Comment (2022-03-17): [redacted] has received valid changed circumstance for fee increase. Buyer Comment (2022-03-16): [redacted]: See appraisal cic attached.	03/17/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248613	[Redacted]		RCKT202230281	25029813			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	This fee was last disclosed on LE[redacted] as [redacted]with no valid change of circumstance documented in the file nor evidence of a cure.				Reviewer Comment (2022-03-18): [redacted] received COC dated [redacted] showing a valid reason for change. No additional cure is needed. Buyer Comment (2022-03-17): Please see attached valid CIC for the increased appraisal fee.	03/18/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248613	[Redacted]		RCKT202230281	25029824			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Adjustment in fee was more than 50 cents and fees should have been initially disclosed as [redacted] Due to increase from [redacted]to [redacted]a cure of [redacted] is required.				Reviewer Comment (2022-03-23): [redacted] received Letter of Explanation, Copy of Refund Check, and Corrected CD Buyer Comment (2022-03-22): Please see attached corrected CD and package mailed to client.		03/23/2022		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248614	[Redacted]		RCKT202230283	25025564			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS EXCEPTION: Client's guidelines do not require business returns/third party documents for secondary business losses. Exception is not valid.				Reviewer Comment (2022-03-16): Loan is SHQM (APOR).	03/16/2022			1	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248615	[Redacted]		RCKT202230284	25023687			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Total hazard coverage: [redacted]cost new: [redacted]shortfall: [redacted].				Reviewer Comment (2022-03-17): Replacement cost coverage contained in the policy which meets investor guidelines. Buyer Comment (2022-03-17): Please refer to page [redacted] showing the valuation method used for determining the dwelling coverage is replacement cost, this means that the policy covers 100% of the replacement cost determined by the agent. Additionally, there is extended coverage of 25% which is only available on policies where 100% of the replacement cost has been met by the dwelling. Please review to clear.	03/17/2022			1	A		ID	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248615	[Redacted]		RCKT202230284	25024550			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	P&L, third party verification not provided.				Reviewer Comment (2022-03-15): Loan is SHQM(APOR)	03/15/2022			1	A		ID	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248620	[Redacted]		RCKT202230302	25022275			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid COC for increase in Appraisal fee on [redacted] was not found in the file. An updated post-close CD disclosing tolerance cure, a copy of refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changed made was not provided.				Reviewer Comment (2022-03-15): [redacted] upon further review received a valid COC dated [redacted] for Appraisal Fee increases. Buyer Comment (2022-03-14): Please see the attached appraisal fee increase CIC noting complexity and lot size.	03/15/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248622	[Redacted]		RCKT202230309	25024871			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $17,812.50 exceeds tolerance of $16,477.00. Insufficient or no cure was provided to the borrower.	[redacted] Increase
Reviewer Comment (2022-03-23): [redacted] received proof of earlier e-consent.

Buyer Comment (2022-03-22): E-Consent was given [redacted]. The e-consent pending on [redacted] was for the LE"s that were printed before e-consent was given that very same day. Once e-consent is given, the disclosures which were disclosed electronically are considered delivered. E-consent cannot be taken away then given again [redacted]. Please clear this condition.

Reviewer Comment (2022-03-22): [redacted]  We required attestation regarding the document indicating E-consent was completed [redacted]. The provided document indicates E-consent is pending as on [redacted] We required attestation since the document has conflicting information. The COC dated [redacted] is prior to the E-consent date which is updated as [redacted], hence the system will not recognize the COC to be valid. we required attestation or else we wont be able to clear the exception.

Buyer Comment (2022-03-21): E-Sign consent is not related to this exception. Please specify how the CIC provided does not satisfy the original exception with respect to e-signatures.

Reviewer Comment (2022-03-18): [redacted] upon further review valid COC dated [redacted] is in file but E-sign consent date is [redacted] which is after COC dated [redacted].Please provide an attestation regarding the document(D0043) indicating E consent was completed [redacted] however the same document indicates e consent is pending.

Buyer Comment (2022-03-17): Pleas see attached CIC for the increase to the LDP. The loan amount increased which impacted the pricing. Please review to clear this condition.
																		03/23/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248622	[Redacted]		RCKT202230309	25025112			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,250.00 exceeds tolerance of $2,082.00. Insufficient or no cure was provided to the borrower.	Cure for various 0% tolerance violations in the amount of [redacted] for Title - insurance Fee was not provided. Provide a post-close CD disclosing the tolerance cure of [redacted] ,a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2022-03-23): [redacted] received proof of earlier e-consent.

Buyer Comment (2022-03-22): E-Consent was given [redacted]. The e-consent pending on [redacted] was for the LE"s that were printed before e-consent was given that very same day. Once e-consent is given, the disclosures which were disclosed electronically are considered delivered. E-consent cannot be taken away then given again [redacted]. Please clear this condition.

Reviewer Comment (2022-03-22): [redacted]  We required attestation regarding the document indicating E-consent was completed [redacted]. The provided document indicates E-consent is pending as on [redacted] We required attestation since the document has conflicting information. The COC dated [redacted] is prior to the E-consent date which is updated as [redacted], hence the system will not recognize the COC to be valid. we required attestation or else we wont be able to clear the exception.

Buyer Comment (2022-03-21): E-Sign consent is not related to this exception. Please specify how the CIC provided does not satisfy the original exception with respect to e-signatures.

Reviewer Comment (2022-03-18): [redacted] upon further review valid COC dated [redacted] is in file but E-sign consent date is [redacted] which is after COC dated [redacted].Please provide an attestation regarding the document(D0043) indicating E consent was completed [redacted] however the same document indicates e consent is pending.

Buyer Comment (2022-03-17): Please see attached CIC for the increase to the transfer taxes. Its the same as the LDP increase. The transfer taxes are applied to the difference between the payoff of the old loan and the new loan amount. When this amount increses, so does the transfer tax.
																		03/23/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248622	[Redacted]		RCKT202230309	25025771			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $58.00 exceeds tolerance of $48.00. Insufficient or no cure was provided to the borrower.	Cure for various 0% and/or 10% tolerance violations in the amount of [redacted] was not provided. No valid change of circumstance was provided in the loan file. Provide a post-close CD disclosing the tolerance cure of [redacted], copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2022-03-23): [redacted] received proof of earlier e-consent.

Buyer Comment (2022-03-22): E-Consent was given [redacted]. The e-consent pending on [redacted] was for the LE"s that were printed before e-consent was given that very same day. Once e-consent is given, the disclosures which were disclosed electronically are considered delivered. E-consent cannot be taken away then given again [redacted]. Please clear this condition.

Reviewer Comment (2022-03-22): [redacted]  We required attestation regarding the document indicating E-consent was completed [redacted]. The provided document indicates E-consent is pending as on [redacted] We required attestation since the document has conflicting information. The COC dated [redacted] is prior to the E-consent date which is updated as [redacted], hence the system will not recognize the COC to be valid. we required attestation or else we wont be able to clear the exception.

Buyer Comment (2022-03-21): E-Sign consent is not related to this exception. Please specify how the CIC provided does not satisfy the original exception with respect to e-signatures.

Reviewer Comment (2022-03-18): [redacted] upon further review valid COC dated [redacted] is in file but E-sign consent date is [redacted] which is after COC dated [redacted].Please provide an attestation regarding the document(D0043) indicating E consent was completed [redacted] however the same document indicates e consent is pending.

Buyer Comment (2022-03-17): The Life of Loan Transfer tax is tied to the loan amount. It increses by [redacted] for every [redacted] increase in the loan amount over [redacted]. Once the loan amount hit [redacted] the fee increased by [redacted]
																		03/23/2022			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248625	[Redacted]		RCKT202230324	25026573			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2022-03-16): This is correctly disclosed as a more consumer friendly method. This was disclosed as a separate line item for better visibility for the consumer.			03/16/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248626	[Redacted]		RCKT202230331	25026891			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Buyer Comment (2022-03-16): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			03/16/2022	2	B		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248627	[Redacted]		RCKT202230334	25032433			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.	The final CD indicates a lender credit for [redacted]for increase in closing costs over limit.				Reviewer Comment (2022-03-15): Sufficient Cure Provided At Closing		03/15/2022		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248629	[Redacted]		RCKT202230339	25030813			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted]exceeds tolerance of [redacted]Insufficient or no cure was provided to the borrower.				Reviewer Comment (2022-03-17): [redacted] upon further review received a valid COC dated [redacted] for Appraisal Fee increases. Buyer Comment (2022-03-16): [redacted]: See appraisal cic attached.	03/17/2022			1	A		NV	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248635	[Redacted]		RCKT202230349	25031404			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.	[redacted] MLR Tangible Net Benefit Worksheet was not provided.				Buyer Comment (2022-03-16): .			03/16/2022	2	B		MD	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248637	[Redacted]		RCKT202230351	25025360			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Commitment title in file disclosed [redacted]of title insurance coverage; however this is less than the loan amount of [redacted]Provide a copy of the final title policy or an addendum to the Commitment report verifying title insurance of at least the loan amount.				Buyer Comment (2022-03-17): Final title policy is a trailing document.			03/17/2022	2	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248640	[Redacted]		RCKT202230359	25026566			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Form H-9 should have been used for Same Lender Refinance.				Reviewer Comment (2022-03-16): Received revised Notice of Right to Cancel executed on Model form H-8. Buyer Comment (2022-03-16): [redacted]: See attached ROR.	03/16/2022			1	A		DE	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248642	[Redacted]		RCKT202230363	25025754			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The preliminary CD with Date Issued of[redacted] reflects the borrower's portion of the Section B Title - Lender's Title Policy as [redacted]with the lender paying [redacted] The lender's portion was removed on the final CD and the entire [redacted]was charged to the borrower.				Reviewer Comment (2022-03-18): [redacted] has received corrected PCCD, copy of refund check, proof of mailing and LOE to borrower. Buyer Comment (2022-03-17): see attached Buyer Comment (2022-03-17): See attached check copy, PCCD, client letter and [redacted] label and review to clear condition.		03/18/2022		2	B		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248648	[Redacted]		RCKT202230380	25029463			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.					Buyer Comment (2022-03-16): .			03/16/2022	2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248648	[Redacted]		RCKT202230380	25033937			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted]exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.							03/15/2022		1	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248649	[Redacted]		RCKT202230382	25032609			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The Addendum to the Closing Disclosure was not found in order to verify the Underwriting Fee was paid by the seller as per the High Cost Analysis.				Reviewer Comment (2022-03-16): [redacted] received seller credit allocation to finance charges. Buyer Comment (2022-03-16): [redacted]: see CD addendum	03/16/2022			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248649	[Redacted]		RCKT202230382	25032610			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted]exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Discount Points increased from the LE dated[redacted] to the CD dated[redacted] due to an increase in the mortgage amount. A valid Change of Circumstance was not found in order to verify the date the borrower requested the change in order to verify the revised CD was provided timely.				Reviewer Comment (2022-03-16): [redacted] received valid changed circumstance. Buyer Comment (2022-03-16): [redacted]: See the below valid change. The loan amount increased causing the loan discount fee to increase and it was disclosed on [redacted].	03/16/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248651	[Redacted]		RCKT202230384	25022723			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		A copy of the hazard insurance policy was not provided for review.				Reviewer Comment (2022-03-17): HOI provided. Exception cleared. Buyer Comment (2022-03-16): Please see attached.	03/17/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248652	[Redacted]		RCKT202230387	25031646			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Evidence of Title for subject property not located in loan file, please provided a copy of one of the following documentation: Title commitment, Preliminary title, or Final title policy				Reviewer Comment (2022-03-16): Copy of preliminary title report received. Exception cleared. Buyer Comment (2022-03-16): see attached Buyer Comment (2022-03-16): See attached title commitment and review to clear condition.	03/16/2022			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248653	[Redacted]		RCKT202230388	25033862			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Erroneous: [redacted] guidelines indicated Loan Designation of Safe Harbor QM guidelines followed. Self Employed Verification letter provided				Reviewer Comment (2022-03-15): Loan is SHQM(APOR)	03/15/2022			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248653	[Redacted]		RCKT202230388	25034029			Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Borrower credit report obtained [redacted] and borrower was not provided disclosure on [redacted].				Reviewer Comment (2022-03-18): Initial FACTA Disclosure provided on[redacted] and is acceptable. Exception cleared. Buyer Comment (2022-03-17): Please see the attached for the original disclosures	03/18/2022			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
217248658	[Redacted]		RCKT202230394	25032345			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Zero Tolerance exceeded for lenders Credits, No change of circumstance located in file.
Reviewer Comment (2022-03-30): [redacted] received PCCD, LOE, copy of refund check, and proof of mailing; exception is cured.

Buyer Comment (2022-03-30): see attached

Buyer Comment (2022-03-30): Please see PCCD corrected, client letter, [redacted] Label and check copy.  Also attached is the USP receipt for shipment.  [redacted] attests that we list an (L) next to all lender paid fees and credits. Review to clear condition.

Reviewer Comment (2022-03-25): In order to use the addendum for fees on the lender credit tolerance violation, [redacted] requires an attestation comment on the exception that indicates the fees credits that were mixed have an L next to them on the CD.  With this attestation comment, [redacted] agrees the total cure fore the lender credit violation is [redacted].

Reviewer Comment (2022-03-25): Exception Detail Updated from: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted]  is less than amount of binding Lender Credit previously disclosed in the amount of [redacted]. (9300)
																			03/30/2022		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
217248658	[Redacted]		RCKT202230394	25160761			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	As the loan discount fees were not included in the lender credit on the [redacted] CD (per the addendum), the cure for the lender credit does not include funds for the loan discount points. The entire amount of [redacted] is required to cure the loan discount point exception. Total cure amount for loan is [redacted].
Reviewer Comment (2022-03-31): [redacted] received PCCD, LOE, copy of refund check, and proof of mailing; exception is cured.

Buyer Comment (2022-03-31): [redacted]: See also the attached proof of shipping

Buyer Comment (2022-03-31): see attached

Buyer Comment (2022-03-31): See attached LOX disclosing Loan discount point should have reflected as seller paid and not borrower paid

Reviewer Comment (2022-03-31): [redacted] received Corrected CD, LOE to borrower, copy of cure for lender credit violation and proof of mailing.  However, the Corrected CD did not correct the placement of the seller paid specific credit to the discount points. As the CD addendum for the [redacted] CD reflects that from the general seller credit, [redacted] was to be allocated to the borrower's discount points.  General Seller credits are not applied to tolerance fees for good faith analysis.  In order to utilize that seller credit it must be applied to a specific fee and a redisclosure to the borrower is required in the form of either a Corrected CD itemizing the seller paid costs to the fees showing in the Paid by Others column, as shown on the addendum and a LOE to borrower, or a Detailed LOE to borrower specifying the correction that the Loan Discount Point of [redacted] was disclosed incorrectly as borrower paid and should of reflected as Seller Paid of [redacted] can be provided in lieu of the Corrected CD.

Buyer Comment (2022-03-30): Please see PCCD corrected, client letter, [redacted] Label and check copy.  Also attached is the USP receipt for shipment.  [redacted] attests that we list an (L) next to all lender paid fees and credits. Review to clear condition.
																			03/31/2022		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes